UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Multi Strategy Alternatives Fund
Class A / CLAAX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 68	1.36% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 522,181,715
Total number of portfolio holdings	1,048
Portfolio turnover for the reporting period	364%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of
the
Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	34.8%
Credit Risk	0.7%
Equity Risk	38.9%
Foreign Exchange Risk	379.4%
Interest Rate Risk	274.4%
Short
Commodity-Related Investment Risk	30.0%
Credit Risk	1.1%
Equity Risk	38.9%
Foreign Exchange Risk	318.3%
Interest Rate Risk	290.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund
Class C / CLABX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 105	2.11% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 522,181,715
Total number of portfolio holdings	1,048
Portfolio turnover for the reporting period	364%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	34.8%
Credit Risk	0.7%
Equity Risk	38.9%
Foreign Exchange Risk	379.4%
Interest Rate Risk	274.4%
Short
Commodity-Related Investment Risk	30.0%
Credit Risk	1.1%
Equity Risk	38.9%
Foreign Exchange Risk	318.3%
Interest Rate Risk	290.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund
Institutional Class / CLAZX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 55	1.11% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 522,181,715
Total number of portfolio holdings	1,048
Portfolio turnover for the reporting period	364%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
Fund's
portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	34.8%
Credit Risk	0.7%
Equity Risk	38.9%
Foreign Exchange Risk	379.4%
Interest Rate Risk	274.4%
Short
Commodity-Related Investment Risk	30.0%
Credit Risk	1.1%
Equity Risk	38.9%
Foreign Exchange Risk	318.3%
Interest Rate Risk	290.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Multi Strategy Alternatives Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Multi Strategy Alternatives Fund | 2024

Consolidated Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	85,474	85,719
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	571,810	573,621
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Series 2024-X2 Class CERT
12/17/2029	0.000%	4,624	477,041
ARES XLIV CLO Ltd.(a),(f)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.788%	500,000	500,095
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	872,663
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	1,200,000	1,205,258
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	52,275
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	376,652	374,090
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	22,823	22,807
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	1,000,000	1,009,098
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	47,229	46,606
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	266,337	268,884
Octagon Investment Partners 47 Ltd.(a),(f)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.129%	750,000	729,677
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class B
08/15/2029	5.480%	300,000	299,307
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	400,000	400,185
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	549,859	557,009
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	700,000	698,126
Pagaya AI Debt Selection Trust(a),(c),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	88,000
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	696
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	17,300
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	62,934	62,456
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	699,848	703,473
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	76,614	76,781
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	209,946	211,317
Series 2024-1 Class A
07/15/2031	6.660%	232,422	235,224
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	386,678	387,316
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	791,282	796,477
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	460,494
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	2,849,604	2,880,082
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	849,993	869,189
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	699,820	713,630
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	321,702	326,045
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	213,035	217,577
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	304,965	309,460
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	900,000	904,284
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	304,654	305,445
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	301,955	294,315
RR 16 Ltd.(a),(f)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.168%	266,667	267,407
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	191,884	192,359
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	41,000	40,496
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	1,500,000	1,507,877
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	800,000	806,346
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	170,008
Total Asset-Backed Securities — Non-Agency (Cost $23,001,740)			21,016,515

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	1,300,921	65,436
Series 2019-131 Class IO
07/16/2061	0.803%	2,611,837	147,839
Series 2020-19 Class IO
12/16/2061	0.718%	1,589,360	75,413
Series 2020-3 Class IO
02/16/2062	0.615%	1,914,800	76,461
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,035,516)			365,149

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	407,987
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	1,100,000	745,032
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	2,125,626
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,500,000	757,933
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	85,000
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	301,619
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.530%	1,000,000	925,762
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $7,652,386)			5,348,959

Residential Mortgage-Backed Securities - Agency 37.7%

Fannie Mae REMICS(f),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	1.352%	1,748,931	213,821
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.352%	1,644,805	201,609
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.252%	2,761,398	348,611
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.152%	4,654,423	463,615
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	1.124%	3,024,379	343,544
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2052	4.500%	4,319,939	4,157,246
11/01/2052	4.000%	1,780,154	1,670,967
12/01/2052	5.000%	1,550,501	1,556,804
09/01/2053	5.500%	1,812,331	1,823,493
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.652%	602,746	78,441
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.232%	1,158,653	166,527
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.202%	1,733,604	257,004
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.080%	3,055,423	301,365
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.252%	1,982,515	234,094
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,525,834	425,235
CMO Series 5183 Class IO
01/25/2052	3.000%	4,095,299	621,394
Federal National Mortgage Association
04/01/2051	3.000%	738,693	650,454
09/01/2052	5.000%	1,804,667	1,785,222
01/01/2054	5.500%	2,100,107	2,124,673
Federal National Mortgage Association(f),(h)
CMO Series 2016-53 Class AS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.152%	11,938,111	1,172,644
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.152%	2,748,961	220,917
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.252%	1,256,111	114,371
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.202%	2,768,506	347,361
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.302%	1,808,319	223,743
Freddie Mac REMICS(f),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.202%	1,547,233	170,400
Government National Mortgage Association(f),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.875%	1,394,142	164,468
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.329%	1,812,787	242,558
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	17,379,749	212,589
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	1.379%	2,047,695	255,354
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.379%	2,237,624	280,046
CMO Series 2019-98 Class SB
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	1.379%	6,583,232	775,649
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.479%	1,167,520	149,090
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.579%	4,781,235	595,325
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	1.579%	7,109,160	1,069,457
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.329%	1,812,782	238,891
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.429%	2,036,125	243,863
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	2,033,510	281,642
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	2,882,234	379,947
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	6,575,038	62,176
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	3,317,081	437,651
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	1.579%	4,472,965	625,200
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.579%	3,226,102	450,081
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	5,349,137	47,203
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.579%	3,035,522	452,674
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	18,461,846	51,928
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.579%	3,152,647	453,840
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.579%	2,400,212	319,058
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,093,653	64,766
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.579%	3,000,190	408,249
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.239%	4,332,035	388,853
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,698,594	49,949
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.329%	2,742,891	295,432
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.969%	1,426,716	93,756
CMO Series 2023-113 Class HS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.329%	4,012,283	478,399
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.139%	4,642,371	218,371
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.329%	2,643,964	325,913
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.889%	5,328,547	386,570
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.589%	1,917,226	160,994
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.389%	1,810,499	146,055
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.639%	5,053,756	204,741
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	0.639%	2,951,917	109,609
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.639%	3,745,944	188,348
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.489%	1,580,290	240,745
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.539%	1,989,687	295,259
Government National Mortgage Association(h)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	4,080,662	546,820
CMO Series 2020-146 Class NI
10/20/2050	2.000%	17,647,729	1,963,345
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,816,305	286,712
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,844,677	405,410
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,924,519	388,034
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,211,028	353,114
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,528,023	614,027
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,768,482	292,454
CMO Series 2021-25 Class GI
02/20/2051	2.500%	3,606,743	532,097
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,692,264	322,569
Government National Mortgage Association TBA(j)
12/20/2053	4.500%	18,000,000	17,367,591
Uniform Mortgage-Backed Security TBA(j)
12/13/2053	3.000%	8,000,000	6,972,417
12/13/2053	4.000%	38,500,000	36,003,968
12/13/2053	4.500%	37,000,000	35,526,408
12/13/2053	5.000%	17,000,000	16,680,215
12/12/2054	3.500%	29,595,420	26,824,649
12/12/2054	6.000%	20,000,000	20,234,058
Total Residential Mortgage-Backed Securities - Agency (Cost $205,036,969)			196,832,142

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 14.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	296,709	297,924
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	2.115%	196,739	194,008
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	4.064%	465,000	266,588
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	295,135	252,850
Angel Oak Mortgage Trust(a),(k)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	673,539	661,393
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,725,782
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,650,382
Barclays Mortgage Trust(a),(k)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	250,000	246,632
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	293,593
CMO Series 2020-NQM1 Class B2
05/25/2060	5.859%	430,000	420,807
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	178,466
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	257,525
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.134%	338,000	338,114
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.134%	353,000	354,329
BVRT Financing Trust(a),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	1,462,767	1,462,767
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	740,443	712,432
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	304,254
CMO Series 2023-3 Class M1
07/25/2058	8.271%	800,000	818,262
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	650,000	550,273
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	500,000	377,181
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.237%	473,000	472,961
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.237%	300,000	296,730
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.182%	200,000	200,455
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.271%	300,000	300,040
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	248,196
CIM Trust(a),(k)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	365,026	362,915
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	304,471	303,114
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	997,632	738,737
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	700,000	505,844
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	199,229
CMO Series 2021-3 Class A3
09/27/2066	1.419%	487,208	410,211
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	308,019
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.694%	400,000	345,975
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	140,076
Connecticut Avenue Securities Trust(a),(f)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.234%	550,000	575,639
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.734%	900,000	947,078
Cross Mortgage Trust(a),(g)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	547,408	546,939
Deephaven Residential Mortgage Trust(a),(g)
Subordinated CMO Series 2020-2 Class B4
05/25/2065	5.841%	725,055	673,817
Fannie Mae Connecticut Avenue Securities(a),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.934%	800,000	843,735
FIGRE Trust(a),(g)
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	151,235
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	252,732
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	400,000	420,224
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	152,429
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	151,524
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	250,000	249,888
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	200,000	200,622
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	1,465,415	1,450,921
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.384%	1,000,000	1,134,294
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.484%	1,050,000	1,137,793
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.234%	1,650,000	1,887,174
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.234%	550,000	592,471
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.134%	1,800,000	2,197,553
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	559,188
Genworth Mortgage Insurance Corp.(a),(f)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.634%	1,315,839	1,323,290
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.684%	500,000	512,885
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	243,377
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	507,579	504,127
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	684,136	670,265
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	300,000	287,510
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.138%	500,000	391,641
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.433%	350,000	282,359
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	331,775	332,360
CMO Series 2021-SL2 Class A
10/25/2068	4.875%	464,730	460,885
LHOME Mortgage Trust(a),(k)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	608,776
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	407,705
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	306,334
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	300,000	298,060
loanDepot GMSR Master Trust(a),(f)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	6.405%	850,000	845,655
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	426,705
MFA Trust(k)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	886,146	887,289
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,087,297
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.997%	750,000	536,248
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.859%	200,000	149,687
NYMT Loan Trust(a),(k)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	504,405
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.987%	400,000	324,746
CMO Series 2024-CP1 Class M1
02/25/2068	3.987%	150,000	115,788
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	963,753	966,545
Oaktown Re V Ltd.(a),(f)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.099%	123,166	123,970
Oaktown Re VI Ltd.(a),(f)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.684%	500,000	514,107
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	429,759	353,783
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	673,587	658,459
Preston Ridge Partners Mortgage(a),(k)
CMO Series 2021-4 Class A2
04/25/2026	3.474%	416,555	412,238
Preston Ridge Partners Mortgage LLC(a),(k)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	216,808	212,678
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	643,080	640,770
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A2
06/25/2026	3.721%	722,056	715,821
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	617,076
PRET LLC(a),(k)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	302,697	304,617
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	1,000,000	998,662
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	500,000	502,178
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	375,700	377,998
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	400,000	401,774
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	407,000	405,651
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	742,618	745,428
CMO Series 2024-NPL6 Class A2
10/25/2054	8.836%	700,000	701,135
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	650,000	652,650
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	672,956	678,094
Pretium Mortgage Credit Partners(a),(k)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	448,431	447,053
Pretium Mortgage Credit Partners LLC(a),(k)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	903,803	887,181
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	303,308	300,586
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,403,533
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	479,076	436,208
PRPM LLC(a),(k)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	381,021	379,112
CMO Series 2024-5 Class A2
09/25/2029	9.076%	200,000	200,365
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	138,460
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	644,225
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	182,175
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	716,458
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	150,482
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	113,524
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	150,000	134,861
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	250,000	207,998
PRPM LLC(a),(j),(k)
CMO Series 2024-8 Class A1
12/25/2029	5.911%	350,000	349,997
CMO Series 2024-8 Class A2
12/25/2029	8.836%	400,000	399,997
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	300,000	268,451
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	300,000	244,351
PRPM Trust(a),(g)
CMO Series 2023-NQM1 Class M1
01/25/2068	6.328%	1,780,000	1,775,726
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	350,000	340,066
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.328%	300,000	296,837
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.482%	150,000	145,226
RCO VII Mortgage LLC(a),(k)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	1,150,000	1,134,098
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	681,996
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.676%	400,000	322,304
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.676%	400,000	299,286
Saluda Grade Alternative Mortgage Trust(a),(c),(e),(g)
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	4.312%	598,272	748,858
Stanwich Mortgage Loan Co. LLC(a),(k)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	129,960	129,803
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	227,971
CMO Series 2021-3 Class A1
06/25/2056	1.127%	261,561	224,098
Toorak Mortgage Trust(a),(g)
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.222%	250,000	255,481
Triangle Re Ltd.(a),(f)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.202%	650,000	688,481
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	274,983	272,952
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	414,512
Verus Securitization Trust(a),(g)
CMO Series 2023-1 Class M1
12/25/2067	6.903%	2,500,000	2,507,994
CMO Series 2023-INV1 Class M1
02/25/2068	7.532%	800,000	808,887
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	323,335
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.285%	300,000	231,717
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.903%	1,750,000	1,738,694
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.532%	450,000	447,916
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	213,907
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	186,465
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	182,631
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	92,959
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	778,583
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $75,563,930)			77,888,148

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Treasury Bills 16.4%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 16.4%
U.S. Treasury Bills(l)
01/09/2025	4.310%	42,500,000	42,295,213
U.S. Treasury Bills
03/11/2025	4.370%	43,500,000	42,975,713
Total			85,270,926
Total Treasury Bills (Cost $85,254,071)			85,270,926

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $1,391,800)	1,112,120

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $781,750)	111,244

Money Market Funds 44.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(m),(n)	230,333,295	230,287,228
Total Money Market Funds (Cost $230,278,770)		230,287,228
Total Investments in Securities (Cost: $629,996,932)		618,232,431
Other Assets & Liabilities, Net		(96,050,716)
Net Assets		522,181,715
At November 30, 2024, securities and/or cash totaling $75,636,955 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,002,000 CAD	15,799,768 USD	Barclays	12/04/2024	83,978	—
10,877,000 GBP	14,003,323 USD	Barclays	12/04/2024	162,891	—
4,125,000 GBP	5,192,937 USD	Barclays	12/04/2024	—	(55,917)
282,782 USD	261,000 EUR	Barclays	12/04/2024	—	(6,957)
14,037,247 USD	2,151,520,000 JPY	Barclays	12/04/2024	345,363	—
54,522,000 SEK	5,093,420 USD	Barclays	12/20/2024	85,033	—
8,896,661 USD	8,145,000 EUR	Barclays	12/20/2024	—	(282,694)
26,369,836 USD	20,518,000 GBP	Barclays	12/20/2024	—	(261,940)
4,029,000 AUD	2,659,849 USD	Citi	12/04/2024	31,910	—
15,642,000 EUR	16,983,037 USD	Citi	12/04/2024	452,592	—
16,189,433 USD	22,355,000 CAD	Citi	12/04/2024	—	(221,499)
2,731,631 USD	2,350,000 CHF	Citi	12/04/2024	—	(63,724)
954,920 USD	10,568,000 NOK	Citi	12/04/2024	2,247	—
3,815,281 USD	6,515,000 NZD	Citi	12/04/2024	43,282	—
34,789,201 AUD	23,215,279 USD	Citi	12/18/2024	520,892	—
6,180,002 AUD	3,999,672 USD	Citi	12/18/2024	—	(31,790)
75,237,762 BRL	13,044,092 USD	Citi	12/18/2024	562,256	—
43,917,369 CAD	32,027,789 USD	Citi	12/18/2024	640,292	—
4,448,014 CAD	3,169,142 USD	Citi	12/18/2024	—	(9,828)
28,065,853 CHF	33,422,197 USD	Citi	12/18/2024	1,504,044	—
979,118 CHF	1,107,927 USD	Citi	12/18/2024	—	(5,584)
3,411,617,608 CLP	3,700,140 USD	Citi	12/18/2024	198,459	—
3,882,628,633 CLP	3,969,676 USD	Citi	12/18/2024	—	(15,451)
75,267,902 CNH	10,501,945 USD	Citi	12/18/2024	114,392	—
15,989,000 CNH	2,206,291 USD	Citi	12/18/2024	—	(315)
20,554,915,659 COP	4,763,280 USD	Citi	12/18/2024	136,718	—
5,500,000,002 COP	1,234,332 USD	Citi	12/18/2024	—	(3,624)
377,926,001 CZK	16,471,162 USD	Citi	12/18/2024	647,562	—
5,500,000 CZK	229,787 USD	Citi	12/18/2024	—	(496)
70,384,342 EUR	77,535,297 USD	Citi	12/18/2024	3,105,263	—
6,153,080 EUR	6,480,770 USD	Citi	12/18/2024	—	(25,989)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,409,879 GBP	21,427,466 USD	Citi	12/18/2024	546,880	—
5,449,631 GBP	6,858,163 USD	Citi	12/18/2024	—	(76,166)
3,250,590,034 HUF	8,652,733 USD	Citi	12/18/2024	339,781	—
523,836,582 HUF	1,335,990 USD	Citi	12/18/2024	—	(3,652)
14,500,000,000 IDR	924,274 USD	Citi	12/18/2024	9,788	—
25,178,732,433 IDR	1,583,426 USD	Citi	12/18/2024	—	(4,546)
30,783,937 ILS	8,394,160 USD	Citi	12/18/2024	—	(83,111)
1,010,909,639 INR	11,965,332 USD	Citi	12/18/2024	15,412	—
4,716,274,565 JPY	32,824,355 USD	Citi	12/18/2024	1,228,164	—
1,873,026,366 JPY	12,317,763 USD	Citi	12/18/2024	—	(230,383)
32,325,000,000 KRW	24,020,305 USD	Citi	12/18/2024	835,037	—
3,000,000,000 KRW	2,144,217 USD	Citi	12/18/2024	—	(7,548)
220,024,530 MXN	11,078,878 USD	Citi	12/18/2024	265,322	—
136,479,613 MXN	6,666,068 USD	Citi	12/18/2024	—	(41,502)
103,906,249 NOK	9,578,668 USD	Citi	12/18/2024	167,284	—
102,931,625 NOK	9,280,633 USD	Citi	12/18/2024	—	(42,474)
69,104,091 NZD	42,662,506 USD	Citi	12/18/2024	1,726,971	—
6,218,971 NZD	3,666,359 USD	Citi	12/18/2024	—	(17,604)
616,474 PEN	165,351 USD	Citi	12/18/2024	823	—
1,924,422 PEN	511,671 USD	Citi	12/18/2024	—	(1,930)
282,224,001 PHP	5,002,836 USD	Citi	12/18/2024	191,242	—
125,000,000 PHP	2,122,070 USD	Citi	12/18/2024	—	(9,036)
24,793,000 PLN	6,353,020 USD	Citi	12/18/2024	252,450	—
24,317,240 PLN	5,923,971 USD	Citi	12/18/2024	—	(59,533)
225,000,002 SEK	21,306,686 USD	Citi	12/18/2024	640,860	—
63,499,999 SEK	5,778,752 USD	Citi	12/18/2024	—	(53,603)
40,358,502 SGD	30,838,959 USD	Citi	12/18/2024	683,753	—
2,629,385 SGD	1,954,791 USD	Citi	12/18/2024	—	(9,842)
1,125,000 THB	33,308 USD	Citi	12/18/2024	463	—
69,875,000 THB	2,020,278 USD	Citi	12/18/2024	—	(19,768)
116,467,561 TWD	3,593,118 USD	Citi	12/18/2024	4,640	—
286,679,832 TWD	8,813,676 USD	Citi	12/18/2024	—	(19,206)
5,290,428 USD	8,150,748 AUD	Citi	12/18/2024	26,631	—
22,074,058 USD	32,649,673 AUD	Citi	12/18/2024	—	(775,371)
15,816,983 USD	88,802,007 BRL	Citi	12/18/2024	—	(1,084,858)
9,549,784 USD	13,406,175 CAD	Citi	12/18/2024	31,534	—
23,301,678 USD	31,898,722 CAD	Citi	12/18/2024	—	(503,841)
12,565,095 USD	11,109,334 CHF	Citi	12/18/2024	69,098	—
15,039,905 USD	12,871,901 CHF	Citi	12/18/2024	—	(401,216)
255,447 USD	250,000,000 CLP	Citi	12/18/2024	1,153	—
9,117,837 USD	8,657,978,102 CLP	Citi	12/18/2024	—	(231,297)
2,138,282 USD	15,512,007 CNH	Citi	12/18/2024	2,495	—
5,180,629 USD	37,055,287 CNH	Citi	12/18/2024	—	(66,712)
1,112,787 USD	4,950,000,000 COP	Citi	12/18/2024	1,374	—
7,384,892 USD	31,455,853,475 COP	Citi	12/18/2024	—	(304,714)
7,572,459 USD	182,463,000 CZK	Citi	12/18/2024	67,189	—
2,506,438 USD	57,500,000 CZK	Citi	12/18/2024	—	(98,938)
13,287,904 USD	12,677,200 EUR	Citi	12/18/2024	117,981	—
66,411,068 USD	60,368,016 EUR	Citi	12/18/2024	—	(2,573,098)
3,250,534 USD	2,569,594 GBP	Citi	12/18/2024	19,121	—
31,519,322 USD	23,956,379 GBP	Citi	12/18/2024	—	(1,036,267)
267,115 USD	105,000,000 HUF	Citi	12/18/2024	1,408	—
12,591,391 USD	4,497,099,785 HUF	Citi	12/18/2024	—	(1,090,656)
94,090 USD	1,500,000,000 IDR	Citi	12/18/2024	512	—
3,154,418 USD	49,214,929,735 IDR	Citi	12/18/2024	—	(50,531)
12,118,435 USD	45,132,375 ILS	Citi	12/18/2024	310,105	—
22,600,385 USD	1,903,914,883 INR	Citi	12/18/2024	—	(94,287)
13,359,463 USD	2,058,854,422 JPY	Citi	12/18/2024	433,618	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
33,818,901 USD	4,813,472,878 JPY	Citi	12/18/2024	—	(1,571,540)
10,529,510 USD	14,721,447,493 KRW	Citi	12/18/2024	29,522	—
13,302,970 USD	17,940,200,250 KRW	Citi	12/18/2024	—	(435,272)
2,625,977 USD	53,950,792 MXN	Citi	12/18/2024	25,545	—
16,837,201 USD	333,639,727 MXN	Citi	12/18/2024	—	(439,794)
1,192,759 USD	13,250,001 NOK	Citi	12/18/2024	7,369	—
23,563,580 USD	252,769,501 NOK	Citi	12/18/2024	—	(668,798)
12,068,184 USD	20,611,177 NZD	Citi	12/18/2024	141,362	—
22,186,066 USD	36,332,670 NZD	Citi	12/18/2024	—	(663,501)
267,186 USD	1,011,698 PEN	Citi	12/18/2024	2,822	—
238,366 USD	888,000 PEN	Citi	12/18/2024	—	(1,371)
3,175,886 USD	187,224,000 PHP	Citi	12/18/2024	16,067	—
3,868,523 USD	220,000,001 PHP	Citi	12/18/2024	—	(117,777)
3,081,046 USD	12,635,128 PLN	Citi	12/18/2024	27,956	—
5,427,201 USD	20,927,681 PLN	Citi	12/18/2024	—	(277,733)
9,639,251 USD	105,433,624 SEK	Citi	12/18/2024	44,628	—
17,975,589 USD	183,066,377 SEK	Citi	12/18/2024	—	(1,161,287)
10,498,072 USD	14,111,126 SGD	Citi	12/18/2024	45,528	—
12,283,310 USD	15,957,308 SGD	Citi	12/18/2024	—	(360,273)
2,115,996 USD	71,000,000 THB	Citi	12/18/2024	—	(43,106)
1,523,256 USD	49,500,000 TWD	Citi	12/18/2024	1,886	—
21,156,023 USD	670,346,452 TWD	Citi	12/18/2024	—	(502,001)
3,103,751 USD	56,249,997 ZAR	Citi	12/18/2024	13,973	—
12,459,067 USD	219,591,637 ZAR	Citi	12/18/2024	—	(287,937)
64,097,651 ZAR	3,609,002 USD	Citi	12/18/2024	56,312	—
164,943,982 ZAR	9,094,386 USD	Citi	12/18/2024	—	(47,833)
56,270,000 NOK	5,117,048 USD	Citi	12/20/2024	20,323	—
4,143,785 AUD	2,685,742 USD	Citi	03/19/2025	—	(18,273)
5,727,553 CAD	4,114,862 USD	Citi	03/19/2025	7,370	—
12,967,875 CAD	9,268,235 USD	Citi	03/19/2025	—	(31,626)
9,332,834 CHF	10,666,717 USD	Citi	03/19/2025	—	(57,373)
413,191,240 CLP	421,777 USD	Citi	03/19/2025	—	(1,756)
13,564,087 CNH	1,880,562 USD	Citi	03/19/2025	651	—
52,506,183 CNH	7,271,417 USD	Citi	03/19/2025	—	(5,662)
172,525,499 CZK	7,175,361 USD	Citi	03/19/2025	—	(64,226)
15,269,116 EUR	16,072,949 USD	Citi	03/19/2025	—	(145,427)
534,596 GBP	673,217 USD	Citi	03/19/2025	—	(6,832)
35,000,000 HUF	89,305 USD	Citi	03/19/2025	184	—
5,000,000 HUF	12,616 USD	Citi	03/19/2025	—	(116)
1,500,000,000 IDR	93,683 USD	Citi	03/19/2025	—	(520)
525,519,977 JPY	3,489,554 USD	Citi	03/19/2025	—	(69,183)
1,100,000,000 KRW	794,055 USD	Citi	03/19/2025	1,565	—
7,121,447,493 KRW	5,112,395 USD	Citi	03/19/2025	—	(18,224)
19,000,001 MXN	913,293 USD	Citi	03/19/2025	—	(7,316)
20,790,126 NOK	1,871,413 USD	Citi	03/19/2025	—	(11,950)
23,003,455 NZD	13,475,521 USD	Citi	03/19/2025	—	(166,735)
641,198 PEN	168,770 USD	Citi	03/19/2025	—	(2,196)
277,224,000 PHP	4,693,446 USD	Citi	03/19/2025	—	(25,333)
10,124,391 PLN	2,465,014 USD	Citi	03/19/2025	—	(16,559)
91,933,626 SEK	8,447,995 USD	Citi	03/19/2025	—	(42,941)
3,334,500 SGD	2,503,296 USD	Citi	03/19/2025	1,617	—
9,733,625 SGD	7,268,871 USD	Citi	03/19/2025	—	(33,696)
14,000,000 THB	405,893 USD	Citi	03/19/2025	—	(5,695)
3,512,062 USD	5,422,414 AUD	Citi	03/19/2025	26,319	—
194,834 USD	298,500 AUD	Citi	03/19/2025	—	(49)
4,378,405 USD	25,854,394 BRL	Citi	03/19/2025	—	(148,106)
1,472,859 USD	2,061,154 CAD	Citi	03/19/2025	5,289	—
486,741 USD	678,506 CAD	Citi	03/19/2025	—	(153)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,159,519 USD	1,011,836 CHF	Citi	03/19/2025	3,153	—
2,843,500 USD	2,789,558,257 CLP	Citi	03/19/2025	15,878	—
626,835 USD	610,897,440 CLP	Citi	03/19/2025	—	(647)
1,394,156 USD	6,210,562,685 COP	Citi	03/19/2025	—	(11,933)
231,014 USD	5,562,500 CZK	Citi	03/19/2025	2,402	—
647,209 USD	610,360 EUR	Citi	03/19/2025	1,096	—
3,867,371 USD	3,072,834 GBP	Citi	03/19/2025	41,521	—
1,571,459 USD	618,836,582 HUF	Citi	03/19/2025	4,297	—
1,123,872 USD	440,503,249 HUF	Citi	03/19/2025	—	(2,210)
323,371 USD	5,178,732,433 IDR	Citi	03/19/2025	1,864	—
4,596,166 USD	16,784,937 ILS	Citi	03/19/2025	38,255	—
12,083,172 USD	1,025,909,639 INR	Citi	03/19/2025	—	(21,229)
4,988,714 USD	759,374,245 JPY	Citi	03/19/2025	153,647	—
574,339 USD	800,000,000 KRW	Citi	03/19/2025	2,017	—
4,025,939 USD	83,586,375 MXN	Citi	03/19/2025	24,080	—
5,858,278 USD	64,931,623 NOK	Citi	03/19/2025	23,831	—
1,185,253 USD	2,005,750 NZD	Citi	03/19/2025	4,262	—
42,380 USD	2,500,000 PHP	Citi	03/19/2025	174	—
780,555 USD	3,216,157 PLN	Citi	03/19/2025	7,752	—
2,203,197 USD	23,983,283 SEK	Citi	03/19/2025	11,885	—
886,309 USD	1,186,885 SGD	Citi	03/19/2025	4,142	—
532,257 USD	18,335,118 THB	Citi	03/19/2025	6,780	—
6,539,740 USD	210,679,832 TWD	Citi	03/19/2025	15,309	—
3,130,450 USD	100,467,561 TWD	Citi	03/19/2025	—	(4,523)
3,338,047 USD	61,074,996 ZAR	Citi	03/19/2025	19,972	—
20,874,997 ZAR	1,142,538 USD	Citi	03/19/2025	—	(5,210)
13,898,164 USD	19,415,000 CAD	Goldman Sachs International	12/04/2024	—	(30,240)
5,012,480 USD	54,522,000 SEK	Goldman Sachs International	12/20/2024	—	(4,093)
2,804,309 USD	2,569,000 EUR	HSBC	12/04/2024	—	(89,393)
16,171,291 USD	176,336,000 NOK	HSBC	12/04/2024	—	(200,157)
26,382,371 USD	44,420,000 NZD	HSBC	12/20/2024	—	(68,333)
34,789,207 AUD	23,215,399 USD	JPMorgan	12/18/2024	521,008	—
6,179,997 AUD	3,999,689 USD	JPMorgan	12/18/2024	—	(31,770)
75,237,757 BRL	13,041,526 USD	JPMorgan	12/18/2024	559,690	—
43,917,364 CAD	32,027,945 USD	JPMorgan	12/18/2024	640,452	—
4,448,014 CAD	3,169,158 USD	JPMorgan	12/18/2024	—	(9,812)
28,065,847 CHF	33,422,357 USD	JPMorgan	12/18/2024	1,504,212	—
979,118 CHF	1,107,932 USD	JPMorgan	12/18/2024	—	(5,579)
3,209,901,120 CLP	3,493,071 USD	JPMorgan	12/18/2024	198,432	—
4,084,345,117 CLP	4,176,740 USD	JPMorgan	12/18/2024	—	(15,428)
75,267,903 CNH	10,501,998 USD	JPMorgan	12/18/2024	114,444	—
15,989,000 CNH	2,206,302 USD	JPMorgan	12/18/2024	—	(304)
20,554,915,661 COP	4,763,414 USD	JPMorgan	12/18/2024	136,852	—
5,499,999,998 COP	1,234,338 USD	JPMorgan	12/18/2024	—	(3,618)
377,926,001 CZK	16,471,244 USD	JPMorgan	12/18/2024	647,645	—
5,500,000 CZK	229,788 USD	JPMorgan	12/18/2024	—	(495)
70,384,332 EUR	77,535,674 USD	JPMorgan	12/18/2024	3,105,651	—
6,153,082 EUR	6,480,804 USD	JPMorgan	12/18/2024	—	(25,957)
16,409,873 GBP	21,427,565 USD	JPMorgan	12/18/2024	546,986	—
5,449,634 GBP	6,858,201 USD	JPMorgan	12/18/2024	—	(76,132)
3,250,590,034 HUF	8,652,776 USD	JPMorgan	12/18/2024	339,824	—
523,836,582 HUF	1,335,997 USD	JPMorgan	12/18/2024	—	(3,645)
14,500,000,000 IDR	924,143 USD	JPMorgan	12/18/2024	9,657	—
25,178,732,433 IDR	1,583,434 USD	JPMorgan	12/18/2024	—	(4,538)
30,783,937 ILS	8,394,202 USD	JPMorgan	12/18/2024	—	(83,069)
1,010,909,640 INR	11,965,328 USD	JPMorgan	12/18/2024	15,407	—
4,716,274,565 JPY	32,824,519 USD	JPMorgan	12/18/2024	1,228,328	—
1,878,026,369 JPY	12,350,319 USD	JPMorgan	12/18/2024	—	(231,324)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
32,325,000,000 KRW	24,020,464 USD	JPMorgan	12/18/2024	835,196	—
3,000,000,000 KRW	2,144,215 USD	JPMorgan	12/18/2024	—	(7,550)
220,024,525 MXN	11,078,933 USD	JPMorgan	12/18/2024	265,378	—
136,479,615 MXN	6,666,101 USD	JPMorgan	12/18/2024	—	(41,469)
103,906,251 NOK	9,578,716 USD	JPMorgan	12/18/2024	167,331	—
102,931,619 NOK	9,280,679 USD	JPMorgan	12/18/2024	—	(42,428)
69,104,089 NZD	42,662,718 USD	JPMorgan	12/18/2024	1,727,184	—
6,218,972 NZD	3,666,378 USD	JPMorgan	12/18/2024	—	(17,585)
616,474 PEN	165,352 USD	JPMorgan	12/18/2024	824	—
1,924,422 PEN	511,673 USD	JPMorgan	12/18/2024	—	(1,927)
282,223,999 PHP	5,002,534 USD	JPMorgan	12/18/2024	190,940	—
125,000,000 PHP	2,122,081 USD	JPMorgan	12/18/2024	—	(9,025)
24,793,002 PLN	6,353,052 USD	JPMorgan	12/18/2024	252,482	—
24,317,241 PLN	5,924,001 USD	JPMorgan	12/18/2024	—	(59,503)
225,000,000 SEK	21,306,792 USD	JPMorgan	12/18/2024	640,966	—
63,500,001 SEK	5,778,781 USD	JPMorgan	12/18/2024	—	(53,574)
40,358,498 SGD	30,839,110 USD	JPMorgan	12/18/2024	683,907	—
2,629,384 SGD	1,954,800 USD	JPMorgan	12/18/2024	—	(9,832)
1,125,000 THB	33,308 USD	JPMorgan	12/18/2024	463	—
69,875,000 THB	2,020,288 USD	JPMorgan	12/18/2024	—	(19,758)
116,467,561 TWD	3,593,548 USD	JPMorgan	12/18/2024	5,070	—
286,679,832 TWD	8,813,720 USD	JPMorgan	12/18/2024	—	(19,162)
5,290,399 USD	8,150,744 AUD	JPMorgan	12/18/2024	26,657	—
22,073,951 USD	32,649,678 AUD	JPMorgan	12/18/2024	—	(775,260)
15,816,904 USD	88,802,003 BRL	JPMorgan	12/18/2024	—	(1,084,779)
9,549,734 USD	13,406,172 CAD	JPMorgan	12/18/2024	31,581	—
23,301,559 USD	31,898,719 CAD	JPMorgan	12/18/2024	—	(503,724)
12,565,032 USD	11,109,334 CHF	JPMorgan	12/18/2024	69,161	—
15,039,823 USD	12,871,895 CHF	JPMorgan	12/18/2024	—	(401,141)
255,446 USD	250,000,000 CLP	JPMorgan	12/18/2024	1,154	—
9,117,791 USD	8,657,978,101 CLP	JPMorgan	12/18/2024	—	(231,251)
2,138,271 USD	15,512,008 CNH	JPMorgan	12/18/2024	2,506	—
5,180,603 USD	37,055,286 CNH	JPMorgan	12/18/2024	—	(66,686)
1,112,782 USD	4,950,000,000 COP	JPMorgan	12/18/2024	1,379	—
7,384,855 USD	31,455,853,475 COP	JPMorgan	12/18/2024	—	(304,678)
7,572,421 USD	182,463,000 CZK	JPMorgan	12/18/2024	67,227	—
2,506,425 USD	57,500,000 CZK	JPMorgan	12/18/2024	—	(98,925)
13,287,837 USD	12,677,199 EUR	JPMorgan	12/18/2024	118,048	—
66,410,728 USD	60,368,009 EUR	JPMorgan	12/18/2024	—	(2,572,766)
3,250,520 USD	2,569,596 GBP	JPMorgan	12/18/2024	19,137	—
31,519,156 USD	23,956,373 GBP	JPMorgan	12/18/2024	—	(1,036,109)
267,114 USD	105,000,000 HUF	JPMorgan	12/18/2024	1,410	—
12,591,328 USD	4,497,099,785 HUF	JPMorgan	12/18/2024	—	(1,090,594)
94,098 USD	1,500,000,000 IDR	JPMorgan	12/18/2024	504	—
3,154,701 USD	49,214,929,735 IDR	JPMorgan	12/18/2024	—	(50,814)
12,118,374 USD	45,132,375 ILS	JPMorgan	12/18/2024	310,166	—
22,600,254 USD	1,903,914,884 INR	JPMorgan	12/18/2024	—	(94,156)
13,391,895 USD	2,063,854,427 JPY	JPMorgan	12/18/2024	434,683	—
33,818,732 USD	4,813,472,877 JPY	JPMorgan	12/18/2024	—	(1,571,371)
10,529,308 USD	14,721,447,493 KRW	JPMorgan	12/18/2024	29,724	—
13,302,666 USD	17,940,200,251 KRW	JPMorgan	12/18/2024	—	(434,967)
2,625,964 USD	53,950,790 MXN	JPMorgan	12/18/2024	25,558	—
16,837,117 USD	333,639,725 MXN	JPMorgan	12/18/2024	—	(439,710)
1,192,753 USD	13,249,997 NOK	JPMorgan	12/18/2024	7,375	—
23,563,462 USD	252,769,500 NOK	JPMorgan	12/18/2024	—	(668,680)
12,068,124 USD	20,611,177 NZD	JPMorgan	12/18/2024	141,422	—
22,185,954 USD	36,332,668 NZD	JPMorgan	12/18/2024	—	(663,390)
267,185 USD	1,011,698 PEN	JPMorgan	12/18/2024	2,823	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
238,365 USD	888,000 PEN	JPMorgan	12/18/2024	—	(1,370)
3,175,861 USD	187,224,000 PHP	JPMorgan	12/18/2024	16,092	—
3,868,551 USD	219,999,999 PHP	JPMorgan	12/18/2024	—	(117,805)
3,081,031 USD	12,635,130 PLN	JPMorgan	12/18/2024	27,971	—
5,427,174 USD	20,927,682 PLN	JPMorgan	12/18/2024	—	(277,705)
9,639,204 USD	105,433,627 SEK	JPMorgan	12/18/2024	44,676	—
17,975,498 USD	183,066,374 SEK	JPMorgan	12/18/2024	—	(1,161,197)
10,498,018 USD	14,111,124 SGD	JPMorgan	12/18/2024	45,581	—
12,283,246 USD	15,957,305 SGD	JPMorgan	12/18/2024	—	(360,211)
2,115,986 USD	71,000,000 THB	JPMorgan	12/18/2024	—	(43,095)
1,523,249 USD	49,500,000 TWD	JPMorgan	12/18/2024	1,894	—
21,158,037 USD	670,346,452 TWD	JPMorgan	12/18/2024	—	(504,015)
2,648,837 USD	47,999,999 ZAR	JPMorgan	12/18/2024	11,621	—
12,459,005 USD	219,591,639 ZAR	JPMorgan	12/18/2024	—	(287,874)
64,097,654 ZAR	3,609,020 USD	JPMorgan	12/18/2024	56,330	—
156,693,982 ZAR	8,639,918 USD	JPMorgan	12/18/2024	—	(45,034)
4,143,779 AUD	2,685,752 USD	JPMorgan	03/19/2025	—	(18,259)
5,727,555 CAD	4,114,884 USD	JPMorgan	03/19/2025	7,390	—
12,967,875 CAD	9,268,281 USD	JPMorgan	03/19/2025	—	(31,580)
9,332,834 CHF	10,666,770 USD	JPMorgan	03/19/2025	—	(57,319)
413,191,239 CLP	421,779 USD	JPMorgan	03/19/2025	—	(1,754)
13,564,087 CNH	1,880,571 USD	JPMorgan	03/19/2025	661	—
52,506,183 CNH	7,271,453 USD	JPMorgan	03/19/2025	—	(5,626)
172,525,498 CZK	7,175,397 USD	JPMorgan	03/19/2025	—	(64,190)
15,269,113 EUR	16,073,026 USD	JPMorgan	03/19/2025	—	(145,347)
534,594 GBP	673,218 USD	JPMorgan	03/19/2025	—	(6,828)
35,000,000 HUF	89,305 USD	JPMorgan	03/19/2025	184	—
5,000,000 HUF	12,616 USD	JPMorgan	03/19/2025	—	(116)
1,500,000,000 IDR	93,691 USD	JPMorgan	03/19/2025	—	(512)
525,519,970 JPY	3,489,572 USD	JPMorgan	03/19/2025	—	(69,166)
1,100,000,000 KRW	794,059 USD	JPMorgan	03/19/2025	1,569	—
7,121,447,493 KRW	5,112,262 USD	JPMorgan	03/19/2025	—	(18,357)
18,999,999 MXN	913,298 USD	JPMorgan	03/19/2025	—	(7,311)
20,790,124 NOK	1,871,422 USD	JPMorgan	03/19/2025	—	(11,940)
23,003,455 NZD	13,475,588 USD	JPMorgan	03/19/2025	—	(166,667)
641,198 PEN	168,771 USD	JPMorgan	03/19/2025	—	(2,196)
277,224,000 PHP	4,693,467 USD	JPMorgan	03/19/2025	—	(25,312)
10,124,391 PLN	2,465,027 USD	JPMorgan	03/19/2025	—	(16,546)
91,933,625 SEK	8,448,038 USD	JPMorgan	03/19/2025	—	(42,898)
3,334,500 SGD	2,503,309 USD	JPMorgan	03/19/2025	1,629	—
9,733,625 SGD	7,268,907 USD	JPMorgan	03/19/2025	—	(33,660)
14,000,000 THB	405,895 USD	JPMorgan	03/19/2025	—	(5,693)
3,512,040 USD	5,422,407 AUD	JPMorgan	03/19/2025	26,336	—
194,833 USD	298,500 AUD	JPMorgan	03/19/2025	—	(48)
4,376,498 USD	25,854,393 BRL	JPMorgan	03/19/2025	—	(146,199)
1,472,852 USD	2,061,154 CAD	JPMorgan	03/19/2025	5,297	—
486,740 USD	678,508 CAD	JPMorgan	03/19/2025	—	(151)
1,159,513 USD	1,011,836 CHF	JPMorgan	03/19/2025	3,158	—
2,636,951 USD	2,587,841,772 CLP	JPMorgan	03/19/2025	15,662	—
833,670 USD	812,613,924 CLP	JPMorgan	03/19/2025	—	(718)
1,393,796 USD	6,210,562,685 COP	JPMorgan	03/19/2025	—	(11,573)
231,012 USD	5,562,499 CZK	JPMorgan	03/19/2025	2,403	—
647,202 USD	610,356 EUR	JPMorgan	03/19/2025	1,099	—
3,867,349 USD	3,072,832 GBP	JPMorgan	03/19/2025	41,540	—
1,571,451 USD	618,836,582 HUF	JPMorgan	03/19/2025	4,305	—
1,123,866 USD	440,503,249 HUF	JPMorgan	03/19/2025	—	(2,204)
323,357 USD	5,178,732,433 IDR	JPMorgan	03/19/2025	1,878	—
4,596,143 USD	16,784,937 ILS	JPMorgan	03/19/2025	38,278	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,083,203 USD	1,025,909,639 INR	JPMorgan	03/19/2025	—	(21,260)
4,988,689 USD	759,374,239 JPY	JPMorgan	03/19/2025	153,672	—
574,308 USD	800,000,000 KRW	JPMorgan	03/19/2025	2,049	—
4,025,919 USD	83,586,372 MXN	JPMorgan	03/19/2025	24,100	—
5,858,248 USD	64,931,621 NOK	JPMorgan	03/19/2025	23,860	—
1,185,246 USD	2,005,749 NZD	JPMorgan	03/19/2025	4,268	—
42,380 USD	2,500,000 PHP	JPMorgan	03/19/2025	174	—
780,552 USD	3,216,157 PLN	JPMorgan	03/19/2025	7,756	—
2,203,186 USD	23,983,282 SEK	JPMorgan	03/19/2025	11,896	—
886,303 USD	1,186,884 SGD	JPMorgan	03/19/2025	4,146	—
532,255 USD	18,335,118 THB	JPMorgan	03/19/2025	6,782	—
6,539,707 USD	210,679,832 TWD	JPMorgan	03/19/2025	15,341	—
3,129,977 USD	100,467,561 TWD	JPMorgan	03/19/2025	—	(4,050)
3,338,031 USD	61,074,998 ZAR	JPMorgan	03/19/2025	19,989	—
20,875,000 ZAR	1,142,543 USD	JPMorgan	03/19/2025	—	(5,204)
12,414,000 GBP	16,169,612 USD	Morgan Stanley	12/04/2024	373,426	—
25,062,000 NZD	14,665,004 USD	Morgan Stanley	12/04/2024	—	(178,174)
308,436 USD	266,000 CHF	Morgan Stanley	12/04/2024	—	(6,452)
26,961,023 USD	292,732,000 SEK	Morgan Stanley	12/04/2024	—	(98,342)
29,750,000 AUD	19,976,233 USD	Morgan Stanley	12/18/2024	569,118	—
25,500,000 AUD	17,151,989 USD	Morgan Stanley	12/18/2024	517,318	—
2,400,000 AUD	1,558,351 USD	Morgan Stanley	12/18/2024	—	(7,265)
41,955,000 BRL	7,223,035 USD	Morgan Stanley	12/18/2024	262,761	—
17,380,000 BRL	3,122,866 USD	Morgan Stanley	12/18/2024	239,549	—
59,450,000 CAD	43,833,756 USD	Morgan Stanley	12/18/2024	1,345,176	—
21,100,000 CHF	25,111,245 USD	Morgan Stanley	12/18/2024	1,115,074	—
1,500,000 CHF	1,745,465 USD	Morgan Stanley	12/18/2024	39,576	—
1,800,000 CHF	2,035,106 USD	Morgan Stanley	12/18/2024	—	(11,961)
11,400,000 EUR	12,645,131 USD	Morgan Stanley	12/18/2024	589,859	—
2,200,000 EUR	2,445,379 USD	Morgan Stanley	12/18/2024	118,923	—
16,450,000 GBP	21,995,789 USD	Morgan Stanley	12/18/2024	1,064,151	—
1,244,915,000 INR	14,768,396 USD	Morgan Stanley	12/18/2024	52,308	—
2,370,000,000 JPY	16,640,620 USD	Morgan Stanley	12/18/2024	763,052	—
315,000,000 JPY	2,203,645 USD	Morgan Stanley	12/18/2024	93,335	—
80,000,000 JPY	528,071 USD	Morgan Stanley	12/18/2024	—	(7,881)
13,126,135,000 KRW	9,916,995 USD	Morgan Stanley	12/18/2024	502,209	—
541,145,000 KRW	408,295 USD	Morgan Stanley	12/18/2024	20,156	—
124,445,000 MXN	6,364,247 USD	Morgan Stanley	12/18/2024	248,143	—
139,250,000 NOK	13,353,703 USD	Morgan Stanley	12/18/2024	741,033	—
67,500,000 NOK	6,325,563 USD	Morgan Stanley	12/18/2024	211,701	—
76,400,000 NZD	46,371,965 USD	Morgan Stanley	12/18/2024	1,114,515	—
16,965,000 PLN	4,440,896 USD	Morgan Stanley	12/18/2024	266,486	—
12,105,000 PLN	2,948,283 USD	Morgan Stanley	12/18/2024	—	(30,275)
17,500,000 SEK	1,662,027 USD	Morgan Stanley	12/18/2024	54,685	—
470,000 TRY	12,594 USD	Morgan Stanley	12/18/2024	—	(745)
32,788,969 USD	47,550,000 AUD	Morgan Stanley	12/18/2024	—	(1,770,202)
14,809,876 USD	81,755,000 BRL	Morgan Stanley	12/18/2024	—	(1,246,839)
54,567,104 USD	74,200,000 CAD	Morgan Stanley	12/18/2024	—	(1,536,781)
1,249,197 USD	1,050,000 CHF	Morgan Stanley	12/18/2024	—	(55,075)
24,834,128 USD	22,750,000 EUR	Morgan Stanley	12/18/2024	—	(776,458)
14,167,338 USD	10,800,000 GBP	Morgan Stanley	12/18/2024	—	(424,986)
8,232,051 USD	692,760,000 INR	Morgan Stanley	12/18/2024	—	(42,964)
17,093,636 USD	2,375,000,000 JPY	Morgan Stanley	12/18/2024	—	(1,182,570)
2,289,094 USD	47,005,000 MXN	Morgan Stanley	12/18/2024	21,063	—
731,939 USD	14,470,000 MXN	Morgan Stanley	12/18/2024	—	(20,782)
25,113,832 USD	265,750,000 NOK	Morgan Stanley	12/18/2024	—	(1,043,332)
31,450,539 USD	50,350,000 NZD	Morgan Stanley	12/18/2024	—	(1,624,457)
7,914,642 USD	30,690,000 PLN	Morgan Stanley	12/18/2024	—	(363,056)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,049,039 USD	216,250,000 SEK	Morgan Stanley	12/18/2024	—	(1,186,885)
4,663,531 USD	179,035,000 TRY	Morgan Stanley	12/18/2024	417,427	—
8,147,469 USD	147,470,000 ZAR	Morgan Stanley	12/18/2024	26,233	—
7,952,497 USD	139,475,000 ZAR	Morgan Stanley	12/18/2024	—	(221,927)
122,635,000 ZAR	6,867,961 USD	Morgan Stanley	12/18/2024	70,769	—
5,415,000 CHF	6,210,465 USD	Morgan Stanley	12/20/2024	50,674	—
6,297,830 USD	5,415,000 CHF	Morgan Stanley	12/20/2024	—	(138,039)
11,063,396 USD	18,641,000 NZD	Morgan Stanley	12/20/2024	—	(20,623)
63,061,000 NZD	37,836,915 USD	State Street	12/20/2024	480,104	—
13,971,000 CHF	16,247,748 USD	UBS	12/04/2024	386,757	—
4,867,000 CHF	5,493,284 USD	UBS	12/04/2024	—	(32,122)
2,063,578,000 JPY	13,425,016 USD	UBS	12/04/2024	—	(369,714)
140,488,000 SEK	13,180,934 USD	UBS	12/04/2024	288,991	—
152,124,000 SEK	13,887,593 USD	UBS	12/04/2024	—	(72,133)
950,172 USD	10,515,000 NOK	UBS	12/04/2024	2,194	—
8,145,000 EUR	8,732,083 USD	UBS	12/20/2024	118,116	—
5,072,749 USD	56,270,000 NOK	UBS	12/20/2024	23,976	—
20,148,000 AUD	13,261,042 USD	Wells Fargo	12/04/2024	119,388	—
353,000 CAD	254,401 USD	Wells Fargo	12/04/2024	2,257	—
961,000 CHF	1,095,128 USD	Wells Fargo	12/04/2024	4,124	—
677,000 CHF	765,305 USD	Wells Fargo	12/04/2024	—	(3,279)
1,071,000 EUR	1,141,736 USD	Wells Fargo	12/04/2024	9,905	—
32,007,000 NOK	2,918,023 USD	Wells Fargo	12/04/2024	19,079	—
10,758,138 USD	16,520,000 AUD	Wells Fargo	12/04/2024	17,131	—
16,183,213 USD	24,177,000 AUD	Wells Fargo	12/04/2024	—	(413,620)
8,299,825 USD	7,896,000 EUR	Wells Fargo	12/04/2024	44,657	—
13,729,846 USD	10,877,000 GBP	Wells Fargo	12/04/2024	110,586	—
16,101,609 USD	12,414,000 GBP	Wells Fargo	12/04/2024	—	(305,422)
776,395 USD	120,053,000 JPY	Wells Fargo	12/04/2024	26,143	—
693,694 USD	7,685,000 NOK	Wells Fargo	12/04/2024	2,353	—
807,102 USD	8,856,000 SEK	Wells Fargo	12/04/2024	5,573	—
28,205,000 GBP	36,663,680 USD	Wells Fargo	12/20/2024	774,547	—
9,811,604 USD	7,687,000 GBP	Wells Fargo	12/20/2024	—	(30,368)
Total				47,069,900	(47,679,840)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	324	06/2026	USD	77,990,850	—	(35,139)
Australian 10-Year Bond	233	12/2024	AUD	26,390,712	277,172	—
Australian 10-Year Bond	435	12/2024	AUD	49,270,214	—	(383,972)
Brent Crude	12	12/2024	USD	862,080	—	(13,221)
Brent Crude	33	03/2025	USD	2,345,640	—	(166,497)
Brent Crude	23	05/2025	USD	1,627,710	41,584	—
Brent Crude	44	05/2025	USD	3,113,880	—	(188,648)
Brent Crude	34	07/2025	USD	2,394,280	—	(33,756)
CAC40 Index	92	12/2024	EUR	6,663,560	—	(203,096)
Canadian Government 10-Year Bond	341	03/2025	CAD	42,086,220	730,490	—
Canadian Government 10-Year Bond	1	03/2025	CAD	123,420	1,312	—
Cocoa	50	03/2025	USD	4,712,500	1,457,327	—
Cocoa	22	03/2025	GBP	1,695,760	693,626	—
Cocoa	4	03/2025	USD	377,000	108,783	—
Coffee	22	05/2025	USD	2,602,875	574,020	—
Coffee	45	07/2025	USD	5,245,594	972,671	—
Copper	4	03/2025	USD	414,000	—	(1,097)
Copper	28	05/2025	USD	2,917,600	—	(35,466)
Copper	56	07/2025	USD	5,868,100	—	(248,177)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn	96	03/2025	USD	2,078,400	—	(39,794)
Corn	118	05/2025	USD	2,594,525	25,830	—
Corn	6	05/2025	USD	131,925	—	(273)
Corn	247	07/2025	USD	5,461,788	—	(115,117)
Cotton	101	03/2025	USD	3,632,465	31,597	—
Cotton	18	05/2025	USD	656,820	15,900	—
Cotton	1	05/2025	USD	36,490	—	(414)
Cotton	38	07/2025	USD	1,404,670	—	(22,186)
Euro STOXX 50 Index	173	12/2024	EUR	8,333,410	112,901	—
Euro-Bobl	18	03/2025	EUR	2,144,520	2,072	—
Euro-BTP	21	03/2025	EUR	2,567,250	5,585	—
Euro-Buxl 30-Year	5	03/2025	EUR	698,800	546	—
Euro-OAT	172	12/2024	EUR	21,794,120	148,707	—
Euro-OAT	9	03/2025	EUR	1,134,720	2,629	—
Feeder Cattle	3	01/2025	USD	389,213	18,779	—
FTSE Taiwan Index	52	12/2024	USD	3,869,840	—	(60,085)
FTSE Taiwan Index	48	12/2024	USD	3,572,160	—	(71,798)
FTSE/MIB Index	17	12/2024	EUR	2,845,800	—	(19,077)
FTSE/MIB Index	39	12/2024	EUR	6,528,600	—	(102,636)
Gas Oil	98	01/2025	USD	6,583,150	746	—
Gas Oil	13	03/2025	USD	869,700	—	(89,326)
Gas Oil	12	05/2025	USD	796,800	29,766	—
Gas Oil	1	05/2025	USD	66,400	—	(2,303)
Gas Oil	9	07/2025	USD	596,025	4,828	—
Gas Oil	16	07/2025	USD	1,059,600	—	(29,587)
Gold 100 oz.	1	02/2025	USD	268,100	—	(1,472)
Gold 100 oz.	21	02/2025	USD	5,630,100	—	(5,954)
Hard Red Winter Wheat	30	05/2025	USD	822,750	—	(79,465)
Hard Red Winter Wheat	59	07/2025	USD	1,640,200	—	(142,312)
IBEX 35 Index	157	12/2024	EUR	18,309,183	185,102	—
IBEX 35 Index	80	12/2024	EUR	9,329,520	102,339	—
KLCI Index	36	12/2024	MYR	2,871,000	—	(5,101)
KOSPI 200 Index	149	12/2024	KRW	12,154,675,000	—	(322,497)
Lead	18	01/2025	USD	932,207	23,697	—
Lead	6	03/2025	USD	311,898	—	(8,422)
Lead	6	05/2025	USD	314,336	9,851	—
Lead	12	07/2025	USD	633,546	1,738	—
Lean Hogs	49	12/2024	USD	1,608,670	—	(16,813)
Lean Hogs	30	02/2025	USD	1,035,900	10,410	—
Lean Hogs	23	04/2025	USD	834,900	124,798	—
Lean Hogs	42	06/2025	USD	1,701,840	107,460	—
Lean Hogs	21	07/2025	USD	851,340	16,287	—
Live Cattle	34	12/2024	USD	2,556,460	42,304	—
Live Cattle	7	02/2025	USD	528,150	4,531	—
Live Cattle	19	04/2025	USD	1,449,890	79,520	—
Live Cattle	39	06/2025	USD	2,912,520	112,170	—
Live Cattle	20	08/2025	USD	1,483,600	39,317	—
Long Gilt	147	03/2025	GBP	14,095,830	160,918	—
MSCI Emerging Markets Index	307	12/2024	USD	16,740,710	—	(404,890)
NASDAQ 100 Index E-mini	2	12/2024	USD	839,740	6,667	—
Natural Gas	8	02/2025	USD	235,440	13,059	—
Natural Gas	118	02/2025	USD	3,472,740	—	(34,129)
Natural Gas	126	04/2025	USD	3,786,300	221,100	—
Natural Gas	230	06/2025	USD	7,633,700	322,881	—
Nickel	10	03/2025	USD	957,226	—	(56,380)
Nickel	10	05/2025	USD	966,676	—	(15,803)
Nickel	20	07/2025	USD	1,950,032	—	(110,604)
NY Harbor ULSD Heat Oil	21	12/2024	USD	1,933,697	—	(77,522)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	7	02/2025	USD	640,508	—	(74,968)
NY Harbor ULSD Heat Oil	7	04/2025	USD	632,864	10,503	—
NY Harbor ULSD Heat Oil	14	06/2025	USD	1,263,965	—	(60,208)
OMXS30 Index	259	12/2024	SEK	65,280,950	49,883	—
OMXS30 Index	585	12/2024	SEK	147,449,250	—	(46,597)
Palladium	4	03/2025	USD	398,200	—	(16,818)
Platinum	21	01/2025	USD	1,001,805	—	(39,308)
Primary Aluminum	10	12/2024	USD	646,498	10,203	—
Primary Aluminum	27	03/2025	USD	1,755,263	69,128	—
Primary Aluminum	11	03/2025	USD	715,107	—	(9,796)
Primary Aluminum	27	05/2025	USD	1,758,605	116,631	—
Primary Aluminum	54	07/2025	USD	3,528,077	—	(7,351)
RBOB Gasoline	10	12/2024	USD	797,496	—	(26,869)
RBOB Gasoline	14	12/2024	USD	1,116,494	—	(49,120)
RBOB Gasoline	34	12/2024	USD	2,711,486	—	(141,709)
RBOB Gasoline	8	02/2025	USD	647,539	—	(65,630)
RBOB Gasoline	7	04/2025	USD	623,986	25,356	—
RBOB Gasoline	1	04/2025	USD	89,141	—	(4,581)
RBOB Gasoline	15	06/2025	USD	1,319,913	—	(44,746)
S&P 500 Index E-mini	15	12/2024	USD	4,538,625	188,446	—
S&P 500 Index E-mini	1	12/2024	USD	302,575	13,727	—
S&P/TSX 60 Index	55	12/2024	CAD	16,935,600	794,851	—
S&P/TSX 60 Index	25	12/2024	CAD	7,698,000	214,852	—
Silver	9	03/2025	USD	1,399,860	—	(6,457)
Soybean	16	01/2025	USD	791,600	—	(24,327)
Soybean	35	03/2025	USD	1,743,000	—	(138,307)
Soybean	35	05/2025	USD	1,764,875	—	(71,041)
Soybean	69	07/2025	USD	3,520,725	—	(150,313)
Soybean Meal	36	03/2025	USD	1,071,360	—	(82,248)
Soybean Meal	35	05/2025	USD	1,058,400	—	(81,132)
Soybean Meal	70	07/2025	USD	2,149,700	—	(66,495)
Soybean Oil	44	03/2025	USD	1,110,648	—	(45,365)
Soybean Oil	44	05/2025	USD	1,118,568	31,964	—
Soybean Oil	87	07/2025	USD	2,223,720	—	(179,640)
Sugar #11	42	02/2025	USD	991,603	—	(46,698)
Sugar #11	36	02/2025	USD	849,946	—	(52,126)
Sugar #11	29	04/2025	USD	644,078	8,889	—
Sugar #11	36	04/2025	USD	799,546	—	(32,253)
Sugar #11	134	06/2025	USD	2,871,030	—	(48,483)
TOPIX Index	52	12/2024	JPY	1,393,080,000	245,629	—
U.S. Treasury 10-Year Note	172	03/2025	USD	19,124,250	83,521	—
U.S. Treasury 2-Year Note	391	03/2025	USD	80,588,766	199,238	—
U.S. Treasury 5-Year Note	552	03/2025	USD	59,396,063	433,625	—
Wheat	17	03/2025	USD	465,800	—	(22,123)
Wheat	47	05/2025	USD	1,308,950	—	(109,266)
Wheat	92	07/2025	USD	2,593,250	—	(194,715)
WIG 20 Index	160	12/2024	PLN	7,040,000	—	(111,927)
WTI Crude	51	12/2024	USD	3,468,000	—	(3,591)
WTI Crude	14	12/2024	USD	952,000	—	(28,024)
WTI Crude	34	02/2025	USD	2,294,320	—	(194,970)
WTI Crude	26	04/2025	USD	1,746,420	67,861	—
WTI Crude	8	04/2025	USD	537,360	—	(12,376)
WTI Crude	69	06/2025	USD	4,614,030	—	(132,548)
Yen Denominated Nikkei 225 Index	1	12/2024	JPY	19,150,000	—	(806)
Zinc	2	12/2024	USD	155,191	7,235	—
Zinc	97	01/2025	USD	7,537,506	249,679	—
Zinc	16	03/2025	USD	1,243,052	82,384	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Zinc	15	05/2025	USD	1,162,455	97,197	—
Zinc	29	07/2025	USD	2,242,701	48,238	—
Total					9,890,060	(5,565,961)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(9)	12/2024	JPY	(128,844,000)	—	(2,092)
3-Month SOFR	(324)	06/2025	USD	(77,593,950)	96,639	—
Australian 10-Year Bond	(350)	12/2024	AUD	(39,642,701)	875,959	—
Australian 3-Year Bond	(76)	12/2024	AUD	(8,045,542)	4,263	—
Brent Crude	(31)	01/2025	USD	(2,216,500)	7,796	—
CAC40 Index	(17)	12/2024	EUR	(1,231,310)	23,351	—
CAC40 Index	(57)	12/2024	EUR	(4,128,510)	8,311	—
Canadian Government 10-Year Bond	(21)	03/2025	CAD	(2,591,820)	—	(26,591)
Coffee	(1)	03/2025	USD	(119,269)	—	(8,637)
Coffee	(36)	03/2025	USD	(4,293,675)	—	(760,681)
Coffee	(96)	03/2025	USD	(11,449,800)	—	(1,982,546)
Copper	(4)	12/2024	USD	(891,553)	—	(470)
Copper	(1)	03/2025	USD	(225,912)	1,260	—
Copper	(121)	03/2025	USD	(12,523,500)	330,614	—
Copper	(5)	03/2025	USD	(517,500)	1,982	—
Corn	(581)	03/2025	USD	(12,578,650)	226,704	—
Corn	(124)	03/2025	USD	(2,684,600)	19,303	—
Cotton	(17)	03/2025	USD	(611,405)	—	(1,451)
Cotton	(29)	03/2025	USD	(1,042,985)	—	(8,349)
DAX Index	(8)	12/2024	EUR	(3,933,800)	—	(95,379)
DAX Index	(30)	12/2024	EUR	(14,751,750)	—	(616,062)
DJIA Index E-mini	(1)	12/2024	USD	(225,275)	—	(391)
Euro STOXX 50 Index	(68)	12/2024	EUR	(3,275,560)	94,976	—
Euro-Bund	(79)	12/2024	EUR	(10,647,620)	—	(137,988)
Euro-Bund	(145)	12/2024	EUR	(19,543,100)	—	(232,039)
Euro-Bund	(164)	03/2025	EUR	(22,371,240)	—	(24,776)
Euro-Schatz	(37)	03/2025	EUR	(3,972,135)	—	(3,561)
FTSE 100 Index	(149)	12/2024	GBP	(12,379,665)	69,103	—
FTSE 100 Index	(48)	12/2024	GBP	(3,988,080)	39,016	—
FTSE 100 Index	(74)	12/2024	GBP	(6,148,290)	—	(132,930)
FTSE China A50 Index	(447)	12/2024	USD	(5,892,801)	—	(73,928)
FTSE/JSE Top 40 Index	(116)	12/2024	ZAR	(88,518,440)	91,349	—
FTSE/JSE Top 40 Index	(20)	12/2024	ZAR	(15,261,800)	22,124	—
FTSE/MIB Index	(7)	12/2024	EUR	(1,171,800)	35,818	—
Gas Oil	(10)	01/2025	USD	(671,750)	258	—
Hard Red Winter Wheat	(103)	03/2025	USD	(2,784,863)	123,388	—
Hard Red Winter Wheat	(31)	03/2025	USD	(838,163)	41,833	—
IFSC Nifty 50 Index	(208)	12/2024	USD	(10,110,256)	36,314	—
IFSC Nifty 50 Index	(68)	12/2024	USD	(3,305,276)	19,902	—
Japanese 10-Year Government Bond	(125)	12/2024	JPY	(17,882,500,000)	907,547	—
Japanese 10-Year Government Bond	(19)	12/2024	JPY	(2,718,140,000)	160,504	—
Lean Hogs	(41)	02/2025	USD	(1,415,730)	—	(10,021)
Live Cattle	(128)	02/2025	USD	(9,657,600)	—	(118,714)
Long Gilt	(117)	03/2025	GBP	(11,219,130)	—	(117,708)
Long Gilt	(219)	03/2025	GBP	(20,999,910)	—	(219,611)
Mexican Bolsa IPC Index	(55)	12/2024	MXN	(27,453,800)	97,371	—
MSCI EAFE Index	(6)	12/2024	USD	(699,510)	—	(11,929)
MSCI Singapore Index	(261)	12/2024	SGD	(9,761,400)	—	(59,896)
Natural Gas	(41)	12/2024	USD	(1,378,830)	—	(63,908)
Natural Gas	(66)	12/2024	USD	(2,219,580)	—	(183,122)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Natural Gas	(724)	12/2024	USD	(24,348,120)	—	(346,603)
Nickel	(32)	12/2024	USD	(3,017,524)	11,834	—
Nickel	(12)	12/2024	USD	(1,131,571)	1,538	—
Nickel	(67)	01/2025	USD	(6,350,101)	603,217	—
Nickel	(7)	03/2025	USD	(670,058)	7,729	—
Nikkei 225 Index	(1)	12/2024	JPY	(38,170,000)	1,205	—
NY Harbor ULSD Heat Oil	(21)	12/2024	USD	(1,933,697)	81,792	—
NY Harbor ULSD Heat Oil	(10)	12/2024	USD	(920,808)	13,830	—
Primary Aluminum	(10)	12/2024	USD	(646,498)	—	(3,621)
Primary Aluminum	(179)	01/2025	USD	(11,610,298)	—	(187,073)
Russell 2000 Index E-mini	(11)	12/2024	USD	(1,344,530)	—	(58,196)
S&P 500 Index E-mini	(44)	12/2024	USD	(13,313,300)	—	(255,727)
S&P Mid 400 Index E-mini	(6)	12/2024	USD	(2,026,680)	—	(39,629)
S&P/TSX 60 Index	(37)	12/2024	CAD	(11,393,040)	—	(214,716)
Silver	(1)	03/2025	USD	(155,540)	1,866	—
Soybean	(172)	01/2025	USD	(8,509,700)	320,160	—
Soybean	(42)	01/2025	USD	(2,077,950)	7,984	—
Soybean	(4)	01/2025	USD	(197,900)	—	(834)
Soybean Meal	(64)	01/2025	USD	(1,868,160)	37,602	—
Soybean Meal	(24)	01/2025	USD	(700,560)	5,576	—
Soybean Oil	(282)	01/2025	USD	(7,062,408)	274,036	—
Soybean Oil	(21)	01/2025	USD	(525,924)	58,477	—
Soybean Oil	(10)	01/2025	USD	(250,440)	2,581	—
SPI 200 Index	(67)	12/2024	AUD	(14,167,150)	—	(290,442)
SPI 200 Index	(171)	12/2024	AUD	(36,157,950)	—	(698,702)
Sugar #11	(172)	02/2025	USD	(4,060,851)	272,990	—
Thai SET50 Index	(1,310)	12/2024	THB	(241,171,000)	7,608	—
TOPIX Index	(30)	12/2024	JPY	(803,700,000)	12,312	—
TOPIX Index	(50)	12/2024	JPY	(1,339,500,000)	—	(173,291)
U.S. Long Bond	(173)	03/2025	USD	(20,673,500)	—	(258,497)
U.S. Treasury 10-Year Note	(1,290)	03/2025	USD	(143,431,875)	—	(1,024,237)
U.S. Treasury 2-Year Note	(215)	03/2025	USD	(44,313,516)	—	(136,295)
U.S. Treasury Ultra Bond	(60)	03/2025	USD	(7,631,250)	—	(83,099)
U.S. Treasury Ultra Bond	(31)	03/2025	USD	(3,942,813)	—	(88,513)
Wheat	(232)	03/2025	USD	(6,356,800)	151,011	—
Wheat	(66)	03/2025	USD	(1,808,400)	68,884	—
WTI Crude	(42)	12/2024	USD	(2,856,000)	46,810	—
Zinc	(20)	12/2024	USD	(1,551,910)	—	(81,205)
Total					5,324,727	(8,833,460)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	12,000,000	12,000,000	3.80	04/10/2025	368,400	280,384
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.60	05/08/2025	170,000	181,409
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	6,000,000	6,000,000	3.25	08/19/2025	183,900	77,896
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.90	12/06/2024	147,000	65,336
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	05/07/2025	522,500	507,095
Total							1,391,800	1,112,120

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,000,000	5,000,000	4.50	04/25/2025	122,750	17,757
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	20,000,000	20,000,000	4.50	04/16/2025	471,000	64,634
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,000,000	8,000,000	4.50	04/28/2025	188,000	28,853
Total							781,750	111,244

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	12/10/2026	AUD	257,200,000	(149,968)	—	—	—	(149,968)
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	12/16/2026	CHF	251,300,000	2,410,166	—	—	2,410,166	—
3-Month NZD Bank Bill	Fixed rate of 3.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/16/2026	NZD	49,300,000	116,321	—	—	116,321	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/16/2026	EUR	43,300,000	108,243	—	—	108,243	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/16/2026	SEK	120,900,000	41,888	—	—	41,888	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	12/16/2026	JPY	5,284,200,000	19,342	—	—	19,342	—
Fixed rate of 3.000%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/16/2026	CAD	45,600,000	11,563	—	—	11,563	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/16/2026	USD	41,200,000	(37,153)	—	—	—	(37,153)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/16/2026	NOK	537,700,000	(323,502)	—	—	—	(323,502)
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/10/2027	NZD	10,000,000	(14,110)	—	—	—	(14,110)
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	03/17/2027	CHF	76,700,000	710,958	—	—	710,958	—
Fixed rate of 3.000%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/17/2027	CAD	237,900,000	260,286	—	—	260,286	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/17/2027	GBP	79,100,000	229,433	—	—	229,433	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/17/2027	JPY	16,900,500,000	122,819	—	—	122,819	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/17/2027	SEK	52,400,000	19,676	—	—	19,676	—
Fixed rate of 3.000%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/17/2027	CAD	49,600,000	(22,932)	—	—	—	(22,932)
6-Month EURIBOR	Fixed rate of 2.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/17/2027	EUR	55,700,000	(157,002)	—	—	—	(157,002)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/17/2027	USD	60,800,000	(158,318)	—	—	—	(158,318)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/17/2027	NOK	679,400,000	(459,886)	—	—	—	(459,886)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	11/03/2027	AUD	149,600,000	(220,754)	—	—	—	(220,754)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/12/2029	NZD	1,400,000	10,101	—	—	10,101	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/19/2029	EUR	8,600,000	154,990	—	—	154,990	—
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	12/19/2029	CHF	900,000	22,049	—	—	22,049	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/19/2029	SEK	5,100,000	(444)	—	—	—	(444)
6-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/07/2030	AUD	500,000	(3,228)	—	—	—	(3,228)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/13/2030	NZD	100,000	(51)	—	—	—	(51)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/20/2030	EUR	32,400,000	399,338	—	—	399,338	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/20/2030	JPY	420,000,000	11,428	—	—	11,428	—
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	03/20/2030	CHF	600,000	6,931	—	—	6,931	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/20/2030	NOK	3,000,000	(4,984)	—	—	—	(4,984)
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/20/2030	USD	1,800,000	(9,370)	—	—	—	(9,370)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/20/2030	GBP	4,500,000	(60,717)	—	—	—	(60,717)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/07/2034	AUD	59,900,000	591,949	—	—	591,949	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/13/2034	NZD	22,600,000	(29,180)	—	—	—	(29,180)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2034	NOK	130,000,000	424,970	—	—	424,970	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2034	EUR	7,900,000	157,715	—	—	157,715	—
CORRA	Fixed rate of 3.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/20/2034	CAD	6,600,000	16,118	—	—	16,118	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/20/2034	SEK	5,000,000	10,379	—	—	10,379	—
CORRA	Fixed rate of 3.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/20/2034	CAD	100,000	(898)	—	—	—	(898)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	12/20/2034	CHF	45,900,000	(2,076,369)	—	—	—	(2,076,369)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/08/2035	AUD	10,200,000	96,767	—	—	96,767	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/14/2035	NZD	2,700,000	10,020	—	—	10,020	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/14/2035	NZD	20,300,000	(57,330)	—	—	—	(57,330)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/21/2035	NOK	176,900,000	496,172	—	—	496,172	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/21/2035	EUR	13,300,000	242,801	—	—	242,801	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/21/2035	SEK	30,200,000	34,331	—	—	34,331	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	JPY	860,000,000	23,598	—	—	23,598	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/21/2035	USD	1,300,000	20,945	—	—	20,945	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	JPY	360,000,000	(3,335)	—	—	—	(3,335)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	CHF	500,000	(24,817)	—	—	—	(24,817)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	GBP	18,100,000	(439,689)	—	—	—	(439,689)
CORRA	Fixed rate of 3.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/21/2035	CAD	58,800,000	(534,567)	—	—	—	(534,567)
6-Month EURIBOR	Fixed rate of 2.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/16/2054	EUR	4,700,000	(108,459)	—	—	—	(108,459)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/17/2055	GBP	3,900,000	140,084	—	—	140,084	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/17/2055	USD	1,400,000	89,304	—	—	89,304	—
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/17/2055	USD	300,000	(4,229)	—	—	—	(4,229)
6-Month EURIBOR	Fixed rate of 2.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/17/2055	EUR	7,300,000	(170,198)	—	—	—	(170,198)
SOFR	Fixed rate of 3.684%	Receives Annually, Pays Annually	Morgan Stanley	10/24/2031	USD	25,273,000	100,895	—	—	100,895	—
Fixed rate of 2.763%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	04/04/2034	SEK	39,300,000	227,432	—	—	227,432	—
Fixed rate of 2.277%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	09/05/2034	SEK	160,500,000	76,745	—	—	76,745	—
Fixed rate of 3.956%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	09/05/2034	NZD	12,600,000	(77,735)	—	—	—	(77,735)
Fixed rate of 3.810%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	10/03/2034	NZD	19,000,000	(244,607)	—	—	—	(244,607)
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2034	USD	18,366,000	(114,972)	—	—	—	(114,972)
Fixed rate of 4.105%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/05/2034	NZD	16,000,000	33,836	—	—	33,836	—
Total							1,940,789	—	—	7,449,593	(5,508,804)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	6,000,000	(201,960)	—	—	—	(201,960)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.233	USD	1,200,000	(210,038)	500	—	(260,661)	51,123	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.233	USD	500,000	(87,516)	208	—	(92,692)	5,384	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.233	USD	2,000,000	(350,064)	833	—	(295,301)	—	(53,930)
Total								(647,618)	1,541	—	(648,654)	56,507	(53,930)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index December Futures	Decrease in total return of TAIEX Index December Futures	At Termination	Goldman Sachs International	12/18/2024	TWD	8,922,800	(6,713)	—	—	—	—	(6,713)
Decrease in total return of WIG 20 Index December Futures	Increase in total return of WIG 20 Index December Futures	At Termination	Goldman Sachs International	12/20/2024	PLN	3,520,000	47,078	—	—	—	47,078	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/18/2024	ZAR	259,780,758	255,829	27,550	—	—	283,379	—
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/18/2024	SGD	4,559,996	25,557	2,494	—	—	28,051	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR	Monthly	JPMorgan	12/18/2024	SEK	4,915,140	7,569	(317)	—	—	7,252	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR	Monthly	JPMorgan	12/18/2024	SEK	4,516,615	6,954	(291)	—	—	6,663	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	12/18/2024	EUR	396,852	5,353	—	—	—	5,353	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/18/2024	ZAR	4,290,774	4,226	455	—	—	4,681	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/18/2024	ZAR	3,932,853	3,873	417	—	—	4,290	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/18/2024	ZAR	3,805,941	3,748	404	—	—	4,152	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR	Monthly	JPMorgan	12/18/2024	SEK	1,992,624	3,068	(128)	—	—	2,940	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR	Monthly	JPMorgan	12/18/2024	SEK	1,992,624	3,068	(135)	—	—	2,933	—
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/18/2024	SGD	398,155	2,231	218	—	—	2,449	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/18/2024	ZAR	2,074,801	2,043	220	—	—	2,263	—
SORA plus 0.002%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	12/18/2024	SGD	308,006	1,727	168	—	—	1,895	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR	Monthly	JPMorgan	12/18/2024	SEK	1,261,995	1,943	(81)	—	—	1,862	—
Total return on MSCI Italy Net Return EUR Index	ESTR minus 0.003%	Monthly	JPMorgan	12/18/2024	EUR	784,834	2,472	(656)	—	—	1,816	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR	Monthly	JPMorgan	12/18/2024	SEK	1,195,575	1,841	(77)	—	—	1,764	—
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	30,613	247	—	—	—	247	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	12/18/2024	ZAR	1,426	2	—	—	—	2	—
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	50,495	(46)	(42)	—	—	—	(88)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	12/18/2024	MXN	2,346,476	(118)	—	—	—	—	(118)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	144,559	(132)	(121)	—	—	—	(253)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	197,938	(182)	(165)	—	—	—	(347)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	212,365	(194)	(178)	—	—	—	(372)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	213,231	(196)	(178)	—	—	—	(374)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	237,757	(218)	(199)	—	—	—	(417)
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.001%	Monthly	JPMorgan	12/18/2024	EUR	247,856	(227)	(207)	—	—	—	(434)
ESTR minus 0.003%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	117,798	(685)	98	—	—	—	(587)
ESTR minus 0.003%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	206,147	(1,199)	172	—	—	—	(1,027)
ESTR minus 0.003%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	246,815	(1,436)	206	—	—	—	(1,230)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.003%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	266,448	(1,550)	223	—	—	—	(1,327)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	12/18/2024	MXN	2,524,155	(1,527)	(109)	—	—	—	(1,636)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	12/18/2024	MXN	2,784,856	(1,594)	(200)	—	—	—	(1,794)
Total return on MSCI Japan Net Return JPY Index	TONA minus 0.001%	Monthly	JPMorgan	12/18/2024	JPY	46,178,581	(2,317)	(13)	—	—	—	(2,330)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	12/18/2024	MXN	5,027,455	(2,334)	(289)	—	—	—	(2,623)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	12/18/2024	BRL	1,413,503	(3,775)	(365)	—	—	—	(4,140)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	12/18/2024	BRL	1,179,604	(4,329)	(547)	—	—	—	(4,876)
1-Month PLN WIBOR minus 0.010%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	12/18/2024	PLN	1,113,432	(5,452)	392	—	—	—	(5,060)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	143,624	(5,716)	—	—	—	—	(5,716)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	166,236	(6,616)	139	—	—	—	(6,477)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	199,734	(7,949)	154	—	—	—	(7,795)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	231,139	(9,199)	193	—	—	—	(9,006)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month AUD BBSW plus 0.003%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	12/18/2024	AUD	1,456,029	(11,242)	1,008	—	—	—	(10,234)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	393,187	(15,649)	329	—	—	—	(15,320)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	429,617	(17,098)	359	—	—	—	(16,739)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	492,845	(19,615)	412	—	—	—	(19,203)
SONIA	Total return on MSCI United Kingdom Net Return GBP Index	Monthly	JPMorgan	12/18/2024	GBP	869,680	(28,032)	1,279	—	—	—	(26,753)
1-Month CAD Canada Bankers’ Acceptances minus 0.004%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	12/18/2024	CAD	2,501,562	(45,709)	1,222	—	—	—	(44,487)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	12/18/2024	BRL	13,912,651	(51,059)	(6,417)	—	—	—	(57,476)
ESTR minus 0.001%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	12/18/2024	EUR	3,065,522	(122,004)	2,563	—	—	—	(119,441)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	12/18/2024	BRL	122,508,960	(449,605)	(56,502)	—	—	—	(506,107)
Increase in total return of KOSPI 200 Index December Futures	Decrease in total return of KOSPI 200 Index December Futures	At Termination	Morgan Stanley International	12/12/2024	KRW	9,462,700,000	(343,294)	—	—	—	—	(343,294)
Increase in total return of KOSPI 200 Index December Futures	Decrease in total return of KOSPI 200 Index December Futures	At Termination	Morgan Stanley International	12/12/2024	KRW	10,849,475,000	(489,002)	—	—	—	—	(489,002)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of Ibovespa Index December Futures	Decrease in total return of Ibovespa Index December Futures	At Termination	Morgan Stanley International	12/18/2024	BRL	24,236,736	(230,115)	—	—	—	—	(230,115)
Increase in total return of Swiss Market Index December Futures	Decrease in total return of Swiss Market Index December Futures	At Termination	Morgan Stanley International	12/20/2024	CHF	11,990,100	234,146	—	—	—	234,146	—
Total							(1,273,153)	(26,542)	—	—	643,216	(1,942,911)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month AUD BBSW	Bank Bill Swap Rate	4.310%
1-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	4.995%
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	5.820%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.755%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	7.700%
3-Month AUD BBSW	Bank Bill Swap Rate	4.428%
3-Month NZD Bank Bill	Bank Bill Rate	4.360%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.558%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	10.475%
6-Month AUD BBSW	Bank Bill Swap Rate	4.660%
6-Month EURIBOR	Euro Interbank Offered Rate	2.695%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.680%
ESTR	Euro Short Term Rate	3.164%
CORRA	Canadian Overnight Repo Rate Average	3.780%
Overnight BRL CDI	Interbank Certificate of Deposit	11.150%
SARON	Swiss Average Rate Overnight	0.956%
SOFR	Secured Overnight Financing Rate	4.570%
SONIA	Sterling Overnight Index Average	4.700%
SORA	Singapore Overnight Rate Average	2.745%
TONA	Tokyo Overnight Average Rate	0.228%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $101,915,412, which represents 19.52% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $1,758,260, which represents 0.34% of total net assets.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	229,459,285	289,909,714	(289,073,615)	(8,156)	230,287,228	13,561	6,104,571	230,333,295
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Currency Legend (continued)
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	20,007,113	1,009,402	21,016,515
Commercial Mortgage-Backed Securities - Agency	—	365,149	—	365,149
Commercial Mortgage-Backed Securities - Non-Agency	—	5,348,959	—	5,348,959
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	196,832,142	—	196,832,142
Residential Mortgage-Backed Securities - Non-Agency	—	74,964,091	2,924,057	77,888,148
Treasury Bills	—	85,270,926	—	85,270,926
Call Option Contracts Purchased	—	1,112,120	—	1,112,120
Put Option Contracts Purchased	—	111,244	—	111,244
Money Market Funds	230,287,228	—	—	230,287,228
Total Investments in Securities	230,287,228	384,011,744	3,933,459	618,232,431
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	47,069,900	—	47,069,900
Futures Contracts	15,214,787	—	—	15,214,787
Swap Contracts	—	8,149,316	—	8,149,316
Liability
Forward Foreign Currency Exchange Contracts	—	(47,679,840)	—	(47,679,840)
Futures Contracts	(14,399,421)	—	—	(14,399,421)
Swap Contracts	—	(7,707,605)	—	(7,707,605)
Total	231,102,594	383,843,515	3,933,459	618,879,568
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2024 ($)
Asset-Backed Securities — Non-Agency	2,424,850	(227,713)	(313,153)	179,588	477,040	(1,109,499)	—	(421,711)	1,009,402
Residential Mortgage-Backed Securities — Non-Agency	5,876,179	59,920	(85,010)	(90,715)	—	(2,836,317)	—	—	2,924,057
Total	8,301,029	(167,793)	(398,163)	88,873	477,040	(3,945,816)	—	(421,711)	3,933,459
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2024 was $147,034, which is comprised of Asset-Backed Securities — Non-Agency of $173,763 and Residential Mortgage-Backed Securities — Non-Agency of $(26,729).
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at November 30, 2024:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	1,009,402
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	2,924,057
Total		3,933,459
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $397,544,612)	$386,721,839
Affiliated issuers (cost $230,278,770)	230,287,228
Option contracts purchased (cost $2,173,550)	1,223,364
Cash	3,972,830
Foreign currency (cost $3,254,938)	3,292,082
Cash collateral held at broker for:
Forward foreign currency exchange contracts	15,940,000
Swap contracts	2,550,000
Margin deposits on:
Futures contracts	32,835,817
Swap contracts	8,051,649
Unrealized appreciation on forward foreign currency exchange contracts	47,069,900
Unrealized appreciation on swap contracts	699,723
Receivable for:
Investments sold	786,740
Investments sold on a delayed delivery basis	7,449,778
Capital shares sold	143,393
Dividends	884,319
Interest	781,201
Variation margin for futures contracts	5,176,389
Variation margin for swap contracts	1,908,549
Expense reimbursement due from Investment Manager	4,267
Prepaid expenses	5,464
Deferred compensation of board members	90,517
Total assets	749,875,049
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	47,679,840
Unrealized depreciation on swap contracts	1,996,841
Upfront receipts on swap contracts	648,654
Payable for:
Investments purchased	1,828,533
Investments purchased on a delayed delivery basis	167,529,087
Capital shares redeemed	159,588
Variation margin for futures contracts	6,091,816
Variation margin for swap contracts	1,466,387
Management services fees	27,474
Distribution and/or service fees	354
Transfer agent fees	50,671
Compensation of chief compliance officer	47
Compensation of board members	1,488
Other expenses	88,992
Other liabilities	713
Deferred compensation of board members	122,849
Total liabilities	227,693,334
Net assets applicable to outstanding capital stock	$522,181,715
Represented by
Paid in capital	632,147,292
Total distributable earnings (loss)	(109,965,577)
Total - representing net assets applicable to outstanding capital stock	$522,181,715
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Assets and Liabilities (continued)
November 30, 2024 (Unaudited)
Class A
Net assets	$5,632,539
Shares outstanding	191,489
Net asset value per share	$29.41
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.20
Class C
Net assets	$5,071,662
Shares outstanding	180,622
Net asset value per share	$28.08
Institutional Class
Net assets	$511,477,514
Shares outstanding	17,158,080
Net asset value per share	$29.81
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$6,104,571
Interest	7,565,211
Interfund lending	2,579
Total income	13,672,361
Expenses:
Management services fees	2,535,607
Distribution and/or service fees
Class A	7,116
Class C	25,474
Transfer agent fees
Class A	3,503
Advisor Class	719
Class C	3,135
Institutional Class	317,763
Custodian fees	63,645
Printing and postage fees	35,730
Registration fees	47,091
Accounting services fees	26,672
Legal fees	8,956
Interest on collateral	263,577
Compensation of chief compliance officer	47
Compensation of board members	7,809
Deferred compensation of board members	4,373
Other	18,311
Total expenses	3,369,528
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(390,356)
Total net expenses	2,979,172
Net investment income	10,693,189
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,292,689
Investments — affiliated issuers	13,561
Foreign currency translations	(1,316,501)
Forward foreign currency exchange contracts	(7,595,809)
Futures contracts	(10,072,239)
Option contracts purchased	(244,272)
Option contracts written	241,000
Swap contracts	(5,206,190)
Net realized loss	(19,887,761)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,839,889
Investments — affiliated issuers	(8,156)
Foreign currency translations	(189,726)
Forward foreign currency exchange contracts	(1,709,018)
Futures contracts	4,277,586
Option contracts purchased	817,057
Swap contracts	2,257,309
Net change in unrealized appreciation (depreciation)	11,284,941
Net realized and unrealized loss	(8,602,820)
Net increase in net assets resulting from operations	$2,090,369
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$10,693,189	$29,771,648
Net realized gain (loss)	(19,887,761)	16,531,057
Net change in unrealized appreciation (depreciation)	11,284,941	14,747,053
Net increase in net assets resulting from operations	2,090,369	61,049,758
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(138,070)
Advisor Class	—	(45,303)
Class C	—	(144,535)
Institutional Class	—	(17,353,805)
Institutional 2 Class	—	(13,340)
Institutional 3 Class	—	(221)
Class R	—	(196)
Total distributions to shareholders	—	(17,695,470)
Decrease in net assets from capital stock activity	(19,370,241)	(242,796,494)
Total decrease in net assets	(17,279,872)	(199,442,206)
Net assets at beginning of period	539,461,587	738,903,793
Net assets at end of period	$522,181,715	$539,461,587
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,012	59,433	40,195	1,125,474
Distributions reinvested	—	—	4,966	137,864
Shares redeemed	(9,235)	(272,073)	(27,813)	(782,480)
Net increase (decrease)	(7,223)	(212,640)	17,348	480,858
Advisor Class
Shares sold	3,368	100,509	11,141	322,625
Distributions reinvested	—	—	1,603	45,088
Shares redeemed	(43,598)	(1,308,610)	(24,609)	(705,155)
Net decrease	(40,230)	(1,208,101)	(11,865)	(337,442)
Class C
Shares sold	5,501	154,798	43,004	1,159,973
Distributions reinvested	—	—	5,409	144,360
Shares redeemed	(5,798)	(162,705)	(101,842)	(2,728,644)
Net decrease	(297)	(7,907)	(53,429)	(1,424,311)
Institutional Class
Shares sold	1,671,405	49,655,330	2,257,692	64,792,775
Distributions reinvested	—	—	618,398	17,352,251
Shares redeemed	(2,273,387)	(67,596,923)	(11,269,271)	(323,209,739)
Net decrease	(601,982)	(17,941,593)	(8,393,181)	(241,064,713)
Institutional 2 Class
Shares sold	—	—	2	43
Distributions reinvested	—	—	465	13,121
Shares redeemed	—	—	(15,722)	(449,295)
Net decrease	—	—	(15,255)	(436,131)
Institutional 3 Class
Shares redeemed	—	—	(250)	(7,503)
Net decrease	—	—	(250)	(7,503)
Class R
Shares redeemed	—	—	(250)	(7,252)
Net decrease	—	—	(250)	(7,252)
Total net decrease	(649,732)	(19,370,241)	(8,456,882)	(242,796,494)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

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Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 11/30/2024 (Unaudited)	$29.34	0.56	(0.49)	0.07	—	—
Year Ended 5/31/2024	$27.46	1.25	1.45	2.70	(0.82)	(0.82)
Year Ended 5/31/2023	$28.00	0.98	(1.36)	(0.38)	(0.16)	(0.16)
Year Ended 5/31/2022	$29.65	0.47	(1.52)	(1.05)	(0.60)	(0.60)
Year Ended 5/31/2021(e)	$27.84	0.19	1.62	1.81	—	—
Year Ended 5/31/2020(e)	$29.79	0.28	(2.23)	(1.95)	—	—
Class C
Six Months Ended 11/30/2024 (Unaudited)	$28.11	0.43	(0.46)	(0.03)	—	—
Year Ended 5/31/2024	$26.42	0.99	1.40	2.39	(0.70)	(0.70)
Year Ended 5/31/2023	$26.99	0.50	(1.07)	(0.57)	—	—
Year Ended 5/31/2022	$28.59	6.57	(7.80)	(1.23)	(0.37)	(0.37)
Year Ended 5/31/2021(e)	$27.05	(0.04)	1.58	1.54	—	—
Year Ended 5/31/2020(e)	$29.16	0.04	(2.15)	(2.11)	—	—
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$29.69	0.60	(0.48)	0.12	—	—
Year Ended 5/31/2024	$27.75	1.34	1.46	2.80	(0.86)	(0.86)
Year Ended 5/31/2023	$28.30	0.93	(1.25)	(0.32)	(0.23)	(0.23)
Year Ended 5/31/2022	$29.97	0.34	(1.34)	(1.00)	(0.67)	(0.67)
Year Ended 5/31/2021(e)	$28.07	0.28	1.62	1.90	—	—
Year Ended 5/31/2020(e)	$29.96	0.32	(2.21)	(1.89)	—	—

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2024	5/31/2024	5/31/2023	5/31/2022	5/31/2021	5/31/2020
Class A	0.10%	0.07%	0.05%	0.04%	0.01%	0.01%
Class C	0.10%	0.07%	0.04%	0.04%	0.01%	0.01%
Institutional Class	0.10%	0.07%	0.04%	0.04%	0.01%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2024

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2024 (Unaudited)	$29.41	0.24%	1.51% (c)	1.36% (c)	3.80%	364%	$5,633
Year Ended 5/31/2024	$29.34	10.01%	1.49% (c)	1.33% (c),(d)	4.39%	718%	$5,829
Year Ended 5/31/2023	$27.46	(1.38% )	1.46% (c)	1.32% (c),(d)	3.54%	660%	$4,980
Year Ended 5/31/2022	$28.00	(3.54% )	1.42% (c)	1.30% (c),(d)	1.62%	352%	$2,138
Year Ended 5/31/2021 (e)	$29.65	6.50%	1.40% (c),(f)	1.27% (c),(f)	0.66%	555%	$1,739
Year Ended 5/31/2020 (e)	$27.84	(6.58% )	1.42% (c),(f)	1.25% (c),(f)	0.94%	789%	$2,125
Class C
Six Months Ended 11/30/2024 (Unaudited)	$28.08	(0.11% )	2.26% (c)	2.11% (c)	3.05%	364%	$5,072
Year Ended 5/31/2024	$28.11	9.18%	2.23% (c)	2.08% (c),(d)	3.65%	718%	$5,085
Year Ended 5/31/2023	$26.42	(2.11% )	2.19% (c)	2.06% (c),(d)	1.84%	660%	$6,191
Year Ended 5/31/2022	$26.99	(4.29% )	2.17% (c)	2.06% (c),(d)	24.79%	352%	$12,869
Year Ended 5/31/2021 (e)	$28.59	5.73%	2.15% (c),(f)	2.02% (c),(f)	(0.14% )	555%	$114
Year Ended 5/31/2020 (e)	$27.05	(7.27% )	2.17% (c),(f)	1.99% (c),(f)	0.21%	789%	$220
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$29.81	0.40%	1.26% (c)	1.11% (c)	4.05%	364%	$511,478
Year Ended 5/31/2024	$29.69	10.29%	1.23% (c)	1.08% (c),(d)	4.66%	718%	$527,349
Year Ended 5/31/2023	$27.75	(1.15% )	1.20% (c)	1.06% (c),(d)	3.29%	660%	$725,845
Year Ended 5/31/2022	$28.30	(3.32% )	1.17% (c)	1.05% (c),(d)	1.15%	352%	$790,615
Year Ended 5/31/2021 (e)	$29.97	6.73%	1.16% (c),(f)	1.02% (c),(f)	0.95%	555%	$806,627
Year Ended 5/31/2020 (e)	$28.07	(6.28% )	1.17% (c),(f)	1.00% (c),(f)	1.17%	789%	$614,500
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At November 30, 2024, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	2.08%	6.98%	2.49%
Net assets	$10,880,313	$36,453,307	$13,000,117
Net investment income (loss)	98,528	758,965	299,593
Net realized gain (loss)	3,087,260	(104,768)	(388,184)
Net change in unrealized appreciation (depreciation)	4,100,994	719,301	(311,525)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions and to generate total return through long and short positions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount,
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market, to manage interest rate market risk exposure to produce incremental earnings and to obtain long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2024:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	56,507 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,473,157 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	643,216 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	47,069,900
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,090,727 *
Interest rate risk	Investments, at value — Option contracts purchased	1,223,364
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	7,449,593 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,650,903 *
Total		71,657,367

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	255,890 *
Credit risk	Upfront receipts on swap contracts	648,654
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,069,728 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,942,911 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	47,679,840
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,774,118 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,508,804 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,555,575 *
Total		70,435,520

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	2,590,804	—	—	—	2,590,804
Credit risk	—	—	—	—	26,761	26,761
Equity risk	—	(6,699,461)	—	—	(5,969,397)	(12,668,858)
Foreign exchange risk	(7,595,809)	—	—	—	—	(7,595,809)
Interest rate risk	—	(5,963,582)	(244,272)	241,000	736,446	(5,230,408)
Total	(7,595,809)	(10,072,239)	(244,272)	241,000	(5,206,190)	(22,877,510)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	4,511,644	—	—	4,511,644
Credit risk	—	—	—	(82,093)	(82,093)
Equity risk	—	(2,439,530)	—	(517,849)	(2,957,379)
Foreign exchange risk	(1,709,018)	—	—	—	(1,709,018)
Interest rate risk	—	2,205,472	817,057	2,857,251	5,879,780
Total	(1,709,018)	4,277,586	817,057	2,257,309	5,642,934
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	725,357,885
Futures contracts — short	880,702,703
Credit default swap contracts — buy protection	5,291,209
Credit default swap contracts — sell protection	3,700,000

Derivative instrument	Average value ($)
Option contracts purchased	3,395,614
Option contracts written	(9,935)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	26,518,501	(29,945,758)
Interest rate swap contracts	6,848,813	(5,704,505)
Total return swap contracts	943,878	(1,666,223)

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2024:
	Barclays ($)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)(a)	Goldman Sachs International ($)(a)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley International ($)(a)	Morgan Stanley International ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	1,827,284	-	-	81,265	-	-	-	-	-	1,908,549
Forward foreign currency exchange contracts	677,265	550,354	16,259,249	-	-	-	16,258,431	-	-	424,100	10,464,620	-	-	-	480,104	820,034	1,135,743	47,069,900
Call option contracts purchased	-	527,129	-	77,896	-	-	-	-	-	507,095	-	-	-	-	-	-	-	1,112,120
Put option contracts purchased	-	17,757	-	64,634	-	-	-	-	-	28,853	-	-	-	-	-	-	-	111,244
OTC credit default swap contracts (c)	-	-	-	-	-	-	-	-	-	56,507	-	-	-	-	-	-	-	56,507
OTC total return swap contracts (c)	-	-	-	-	47,078	-	-	361,992	-	-	-	-	-	234,146	-	-	-	643,216
Total assets	677,265	1,095,240	16,259,249	142,530	47,078	-	16,258,431	361,992	1,827,284	1,016,555	10,464,620	81,265	-	234,146	480,104	820,034	1,135,743	50,901,536
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	-	-	-	-	7,241	-	-	-	-	-	7,241
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	1,324,538	-	-	134,608	-	-	-	-	-	1,459,146
Forward foreign currency exchange contracts	607,508	285,223	16,588,689	34,333	-	357,883	16,583,475	-	-	441,630	11,554,441	-	-	-	-	473,969	752,689	47,679,840
OTC credit default swap contracts (c)	-	-	-	-	-	-	-	-	-	702,584	-	-	-	-	-	-	-	702,584
OTC total return swap contracts (c)	-	-	-	-	6,713	-	-	873,787	-	-	-	-	489,002	573,409	-	-	-	1,942,911
Total liabilities	607,508	285,223	16,588,689	34,333	6,713	357,883	16,583,475	873,787	1,324,538	1,144,214	11,554,441	141,849	489,002	573,409	-	473,969	752,689	51,791,722
Total financial and derivative net assets	69,757	810,017	(329,440)	108,197	40,365	(357,883)	(325,044)	(511,795)	502,746	(127,659)	(1,089,821)	(60,584)	(489,002)	(339,263)	480,104	346,065	383,054	(890,186)
Total collateral received (pledged) (d)	-	329,000	(329,440)	108,197	-	-	(325,044)	-	-	-	(1,089,821)	(60,584)	(489,002)	-	-	-	-	(1,856,694)
Net amount (e)	69,757	481,017	-	-	40,365	(357,883)	-	(511,795)	502,746	(127,659)	-	-	-	(339,263)	480,104	346,065	383,054	966,508

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and PGIM Quantitative Solutions LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
In addition, the Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2024, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.06 (a)
Class C	0.12
Institutional Class	0.12

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended November 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	11
Class C	—	1.00 (b)	932

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2025 (%)
Class A	1.27
Class C	2.02
Institutional Class	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
629,348,000	76,323,000	(87,440,000)	(11,117,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(34,693,332)	(41,583,859)	(76,277,191)
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,112,357,267 and $1,138,061,918, respectively, for the six months ended November 30, 2024, of which $1,092,113,254 and $1,108,765,880, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended November 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,025,000	5.63	4
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to

Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At November 30, 2024, affiliated shareholders of record owned 93.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
Columbia Multi Strategy Alternatives Fund  | 2024

Notes to Consolidated Financial Statements (continued)
November 30, 2024 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi Strategy Alternatives Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of AQR Capital Management, LLC (AQR), PGIM Quantitative Solutions LLC (PGIM) and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager (collectively, the Subadvisers), the Subadvisers have been retained to perform portfolio management and related services for the Fund. Although Threadneedle is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by Threadneedle.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
Columbia Multi Strategy Alternatives Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.

Columbia Multi Strategy Alternatives Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s strategy and investment process) had been taken to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of each of AQR and PGIM and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of AQR and PGIM and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate AQR and PGIM.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of the contribution of AQR and PGIM to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing AQR to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Columbia Multi Strategy Alternatives Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements with each of AQR and PGIM were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each of AQR and PGIM from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Columbia Multi Strategy Alternatives Fund  | 2024

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Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR259_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025